UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

HSBC GROWTH FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

Value ($)
Affiliated Portfolio—99.9%
HSBC Growth Portfolio	73,325,190
TOTAL INVESTMENT SECURITIES — 99.9%	73,325,190

Percentages indicated are based on net assets of $73,325,190.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

Value ($)
Affiliated Portfolio—100.0%
HSBC Opportunity Portfolio	12,531,006
TOTAL INVESTMENT SECURITIES — 100.0%	12,531,006

Percentages indicated are based on net assets of $12,531,006.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes – 83.5%
New York – 82.8%
Albany IDA Civic Facility
Revenue, Series A, 0.05%,
2/7/12, (LOC TD Bank N.A.)(a)	5,975,000	5,975,000
Albany IDA Civic Facility
Revenue, Series A, 0.05%,
2/7/12, (LOC TD Banknorth N.A.)(a)	4,100,000	4,100,000
Albany IDA Housing Revenue
Department of Public Work,
0.09%, 2/7/12, AMT, (Credit
Support FNMA)(a)	1,000,000	1,000,000
Buffalo Municipal Water
Finance Authority Water
Systems Revenue, 0.06%,
2/7/12, (LOC JPMorgan Chase Bank)(a)	4,900,000	4,900,000
Dutchess County IDA Civic
Facility Revenue, Series A,
0.06%, 2/7/12, (LOC TD Bank N.A.)(a)	4,800,000	4,800,000
Hempstead IDA Revenue,
2.00%, 2/7/12, AMT, (LOC
Societe Generale)(a)	5,200,000	5,200,000
Long Island Power Authority
Electrical Systems Revenue,
Series 2, Sub-series 2-B,
0.11%, 2/1/12, (LOC
Bayerische Landesbank)(a)	4,200,000	4,200,000
Metropolitan Transportation
Authority Dedicated Tax Fund
Revenue, Series A-2, 0.04%,
2/7/12, (LOC Bank of Tokyo-
Mitsubishi UFJ Ltd.)(a)	8,000,000	8,000,000
Metropolitan Transportation
Authority Revenue, Sub-series
B-1, 0.04%, 2/7/12, (LOC
Scotiabank)(a)	6,835,000	6,835,000
Monroe County IDA Civic
Facility Revenue, 0.05%,
2/7/12, (LOC JPMorgan Chase Bank)(a)	3,700,000	3,700,000
Monroe County IDA Civic
Facility Revenue, 0.08%,
2/7/12, (LOC JPMorgan Chase Bank)(a)	1,000,000	1,000,000
Monroe County IDA Civic
Facility Revenue, 0.08%,
2/7/12, (LOC JPMorgan Chase Bank)(a)	2,200,000	2,200,000
Monroe County IDA Civic
Facility Revenue, 0.08%,
2/7/12, (LOC JPMorgan Chase Bank)(a)	1,700,000	1,700,000
Nassau County IDA Civic
Facility Revenue, 1.51%,
2/7/12, AMT, (LOC Fleet
Bank N.A.)(a)(b)	1,310,000	1,310,000
New York City Capital
Resources Corp. Revenue,
Series B1, 0.17%, 2/7/12,
(LOC Bank of America N.A.)(a)	2,000,000	2,000,000
New York City GO, 0.05%,
2/7/12, (LOC Royal Bank of Scotland)(a)	4,000,000	4,000,000
New York City GO, Series H,
Sub-series H-3, 0.05%, 2/1/12,
(Credit Support AGM, SPA
State Street Bank & Trust Co.)(a)	1,700,000	1,700,000
New York City GO, Series H,
Sub-series H-3, 0.05%, 2/1/12,
(Credit Support AGM, SPA
State Street Bank & Trust Co.)(a)	900,000	900,000
New York City GO, Series H,
Sub-series H-3, 0.05%, 2/1/12,
(Credit Support AGM, SPA
State Street Bank & Trust Co.)(a)	4,200,000	4,200,000
New York City GO, Series I,
Sub-series I-6, 0.05%, 2/1/12,
(LOC California State
Teacher’s Retirement System)(a)	3,300,000	3,300,000
New York City GO, Sub-series
C-4, 0.05%, 2/7/12, (LOC
Bank of Tokyo-Mitsubishi UFJ Ltd.)(a)	5,000,000	5,000,000
New York City GO, Sub-series
D-4, 0.23%, 2/7/12, (SPA
Calyon Bank)(a)	5,000,000	5,000,000
New York City GO, Sub-series
F-4-A, 0.05%, 2/7/12, (LOC
Sumitomo Mitsui Banking Corp.)(a)	5,000,000	5,000,000
New York City GO, Sub-series
G-4, 0.03%, 2/7/12, (LIQ FAC
Barclays Bank plc)(a)	2,000,000	2,000,000
New York City GO, Sub-series
L-4, 0.03%, 2/1/12, (LOC U.S. Bank N.A.)(a)	2,000,000	2,000,000
New York City GO, Sub-series
L-6, 0.03%, 2/1/12, (SPA
Wells Fargo Bank N.A.)(a)	2,210,000	2,210,000
New York City Health &
Hospital Corp. Revenue, Series
D, 0.08%, 2/7/12, (Credit
Support GO of Corp., LOC
JPMorgan Chase & Co.)(a)	5,000,000	5,000,000
New York City Housing
Development Corp. Multi-
family Housing Revenue,
Series A, 0.03%, 2/7/12,
(Credit Support FHLMC)(a)	1,135,000	1,135,000
New York City Housing
Development Corp. Multi-
family Housing Revenue,
Series A, 0.06%, 2/7/12, AMT,
(Credit Support FNMA, LIQ
FAC FNMA)(a)	1,000,000	1,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
New York, continued
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
0.05%, 2/7/12, (Credit Support
FHLMC, LIQ FAC FHLMC)(a)	3,600,000	3,600,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
Series A, 0.06%, 2/7/12,
(Credit Support FNMA, LIQ
FAC FNMA)(a)	10,000,000	10,000,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
Series A, 0.06%, 2/7/12, AMT,
(Credit Support FNMA, LIQ
FAC FNMA)(a)	3,000,000	3,000,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
Series A, 0.07%, 2/7/12, (LOC
Citibank N.A.)(a)	3,000,000	3,000,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
Series A, 0.08%, 2/7/12, AMT,
(LOC Citibank N.A.)(a)	1,000,000	1,000,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
Series A, 0.08%, 2/7/12, AMT,
(LOC Citibank N.A.)(a)	5,000,000	5,000,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
Series A, 0.09%, 2/7/12, AMT,
(LOC Citibank N.A.)(a)	500,000	500,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
Series A, 0.09%, 2/7/12, AMT,
(LOC Citibank N.A.)(a)	1,400,000	1,400,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
Series A, 0.09%, 2/7/12, AMT,
(LOC Citibank N.A.)(a)	4,800,000	4,800,000
New York City IDA Civic
Facility Revenue, 0.11%,
2/7/12, (LOC JPMorgan Chase Bank)(a)	4,185,000	4,185,000
New York City IDA Civic
Facility Revenue, 0.05%,
2/1/12, (LOC JPMorgan Chase Bank)(a)	6,000,000	6,000,000
New York City Industrial
Development Agency Special
Facility Revenue, 0.07%,
2/7/12, (LOC Citibank N.A.)(a)	5,000,000	5,000,000
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue,
0.03%, 2/1/12, (SPA Bank of
New York Mellon)(a)	4,240,000	4,240,000
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue, Series
CC, 0.03%, 2/7/12, (SPA
Barclays Bank plc)(a)	7,000,000	7,000,000
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue, Sub-
series A-2, 0.03%, 2/1/12,
(SPA Mizuho Corporate Bank)(a)	8,000,000	8,000,000
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue, Sub-
series B-2, 0.04%, 2/7/12,
(SPA Lloyds TSB Bank plc)(a)	7,340,000	7,340,000
New York City Transitional
Finance Authority Revenue,
Series 1, Sub-series 1-D,
0.08%, 2/1/12, (SPA
Landesbank Hessen-
Thuringen)(a)	2,375,000	2,375,000
New York City Transitional
Finance Authority Revenue,
Series 3, Sub-series 3-G,
0.05%, 2/7/12, (SPA Bank of
New York)(a)	5,000,000	5,000,000
New York City Transitional
Finance Authority Revenue,
Series A, Sub-series 3-B,
0.04%, 2/7/12, (LOC Bank of
Tokyo-Mitsubishi UFJ Ltd.)(a)	5,000,000	5,000,000
New York City Transitional
Finance Authority Revenue,
Series A2, 0.06%, 2/7/12,
(SPA Bank of Nova Scotia)(a)	6,100,000	6,100,000
New York City Transitional
Finance Authority Revenue,
Sub-series 2-D, 0.07%, 2/7/12,
(LIQ FAC Lloyds TSB Bank plc)(a)	5,000,000	5,000,000
New York City Transitional
Finance Authority Revenue,
Sub-series 2C, 0.05%, 2/7/12,
(LIQ FAC Lloyds TSB Bank plc)(a)	4,625,000	4,625,000
New York City Transitional
Finance Authority Revenue,
Sub-series C-2, 0.08%, 2/1/12,
(SPA Landesbank Hessen-
Thuringen)(a)	2,000,000	2,000,000
New York City Trust for Cultural
Resources Revenue, 0.04%,
2/7/12, (LOC Wells Fargo Bank N.A.)(a)	5,000,000	5,000,000
New York City Trust for Cultural
Resources Revenue, Series A-
1, 0.07%, 2/1/12, (LOC Bank
of America N.A.)(a)	6,000,000	6,000,000

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
New York, continued
New York City Trust for Cultural
Resources Revenue, Series B-1,
0.06%, 2/7/12, (LOC U.S. Bank N.A.)(a)	5,000,000	5,000,000
New York State Dormitory
Authority Revenue, Series D,
0.05%, 2/7/12, (Credit Support
XLCA, LOC TD Bank N.A.)(a)	4,550,000	4,550,000
New York State Dormitory
Authority Revenue, Non State
Supported Debt, 0.05%,
2/7/12, (Credit Support XLCA,
LOC TD Banknorth N.A.)(a)	1,850,000	1,850,000
New York State Dormitory
Authority Revenue, Non State
Supported Debt, 0.05%,
2/7/12, (LOC TD Banknorth N.A.)(a)	3,700,000	3,700,000
New York State Dormitory
Authority Revenue, Non State
Supported Debt, 0.06%,
2/7/12, (LOC TD Bank N.A.)(a)	4,500,000	4,500,000
New York State Dormitory
Authority Revenue, Non State
Supported Debt, Series A,
0.03%, 2/7/12, (Credit Support
FNMA, LIQ FAC FNMA)(a)	5,000,000	5,000,000
New York State Dormitory
Authority Revenue, Non State
Supported Debt, Series A-1,
0.08%, 2/7/12, (LOC Bank of
America N.A.)(a)	5,000,000	5,000,000
New York State Dormitory
Authority Revenue, Non State
Supported Debt, Series B,
0.25%, 2/7/12, (LOC
Bayerische Landesbank)(a)	5,000,000	5,000,000
New York State Dormitory
Authority Revenue, State
Supported Debt, Series A,
0.05%, 2/1/12, (LOC
JPMorgan Chase Bank)(a)	7,700,000	7,700,000
New York State Energy Research
& Development Authority
Facilities Revenue, 0.07%,
2/7/12, AMT, (LOC Mizuho
Corporate Bank)(a)	5,000,000	5,000,000
New York State Energy Research
& Development Authority
Facilities Revenue, Series C2,
0.08%, 2/7/12, AMT, (LOC
Mizuho Corporate Bank)(a)	5,000,000	5,000,000
New York State Energy Research
& Development Authority
Facilities Revenue, Sub-series
A-1, 0.05%, 2/7/12, (LOC
Mizuho Corporate Bank)(a)	5,000,000	5,000,000
New York State Housing Finance
Agency Revenue, 0.06%,
2/7/12, (Credit Support FNMA)(a)	5,000,000	5,000,000
New York State Housing Finance
Agency Revenue, 0.07%,
2/7/12, AMT, (Credit Support FNMA)(a)	2,000,000	2,000,000
New York State Housing Finance
Agency Revenue, 0.08%,
2/7/12, (LOC Landesbank
Hessen-Thuringen)(a)	700,000	700,000
New York State Housing Finance
Agency Revenue, 0.08%,
2/7/12, AMT, (Credit Support
FNMA, LOC FNMA)(a)	5,200,000	5,200,000
New York State Housing Finance
Agency Revenue, Series A,
0.04%, 2/7/12, (LOC Bank of New York)(a)	5,000,000	5,000,000
New York State Housing Finance
Agency Revenue, Series A,
0.05%, 2/7/12, (LOC Wells
Fargo Bank N.A.)(a)	5,000,000	5,000,000
New York State Housing Finance
Agency Revenue, Series A,
0.06%, 2/7/12, (Credit Support FNMA)(a)	1,400,000	1,400,000
New York State Housing Finance
Agency Revenue, Series A,
0.06%, 2/7/12, AMT, (Credit
Support FNMA)(a)	1,600,000	1,600,000
New York State Housing Finance
Agency Revenue, Series A,
0.06%, 2/7/12, AMT, (Credit
Support FHLMC, LIQ FAC FHLMC)(a)	2,050,000	2,050,000
New York State Housing Finance
Agency Revenue, Series A,
0.06%, 2/7/12, (Credit Support
FHLMC, LIQ FAC FHLMC)(a)	2,500,000	2,500,000
New York State Housing Finance
Agency Revenue, Series A,
0.15%, 2/7/12, AMT, (LOC
Citibank N.A.)(a)	4,700,000	4,700,000
New York State Local
Government Assistance Corp.
Revenue, Series C, 0.13%,
2/7/12, (LOC Landesbank
Hessen-Thuringen)(a)	5,000,000	5,000,000
New York State Local
Government Assistance Corp.
Revenue, Series E, 0.07%,
2/7/12, (LOC Landesbank
Hessen-Thuringen)(a)	5,000,000	5,000,000
Ramapo Housing Authority
Revenue, Series A, 0.08%,
2/7/12, AMT, (Credit Support
FNMA, LIQ FAC FNMA)(a)	6,990,000	6,990,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
New York, continued
Rockland County IDA Civic
Facility Revenue, 0.04%,
2/7/12, (LOC Wells Fargo
Bank N.A.)(a)	7,000,000	7,000,000
Rockland County IDA Revenue,
0.04%, 2/7/12, (LOC TD
Banknorth N.A.)(a)(b)	2,740,000	2,740,000
Suffolk County IDA Civic
Facility Revenue, 0.46%,
2/7/12, AMT, (LOC JPMorgan
Chase Bank)(a)	1,950,000	1,950,000
Suffolk County Water Authority
Revenue, 0.03%, 2/7/12, (SPA
Bank of Nova Scotia)(a)	4,900,000	4,900,000
Syracuse New York IDA Civic
Facility Revenue, Series A,
0.04%, 2/7/12, (LOC
JPMorgan Chase Bank)(a)	1,000,000	1,000,000
Triborough Bridge & Tunnel
Authority Revenue, Series A-2,
0.06%, 2/7/12, (Credit
Support GO of Authority, LOC
California State Teacher’s
Retirement System)(a)	3,000,000	3,000,000
Triborough Bridge & Tunnel
Authority Revenue, Series B,
0.04%, 2/7/12, (LOC State
Street Bank & Trust Co.)(a)	7,800,000	7,800,000
Triborough Bridge & Tunnel
Authority Revenue, Series B-2C,
0.05%, 2/1/12, (Credit
Support GO of Authority, LOC
U.S. Bank N.A.)(a)	2,500,000	2,500,000
Triborough Bridge & Tunnel
Authority Revenue, Series B-3,
0.05%, 2/1/12, (Credit Support
GO of Authority, LOC U.S.
Bank N.A.)(a)	2,500,000	2,500,000
Ulster County IDA Civic Facility
Revenue, Series A, 0.35%,
2/7/12, AMT, (LOC TD
Banknorth N.A.)(a)	875,000	875,000
Westchester County IDA Civic
Facility Revenue, 0.05%,
2/7/12, (LOC Commerce Bank N.A.)(a)	2,060,000	2,060,000
		360,295,000
Puerto Rico – 0.7%
Puerto Rico Commonwealth GO,
Series C-5-2, 0.08%, 2/7/12,
(Credit Support AGM, LOC
Barclays Bank plc)(a)	3,000,000	3,000,000

TOTAL VARIABLE RATE DEMAND NOTES
(COST $363,295,000)		363,295,000
Municipal Bonds – 14.4%
New York – 12.8%
Erie County IDA School Facility
Revenue, 5.75%, 5/1/12,
(Credit Support AGM, State
Aid Withholding), prerefunded
5/1/12 @ 100	3,460,000	3,507,823
Erie County IDA School Facility
Revenue, 5.75%, 5/1/12,
(Credit Support AGM, State
Aid Withholding), prerefunded
5/1/12 @ 100	3,275,000	3,320,266
Erie County IDA School Facility
Revenue, 5.75%, 5/1/12,
(Credit Support AGM, State
Aid Withholding), prerefunded
5/1/12 @ 100	1,750,000	1,774,188
Metropolitan Transportation
Authority Transit Facilities
Revenue, Series C, 5.13%,
7/1/12, (Credit Support AGM),
prerefunded 7/1/12 @ 100	2,630,000	2,684,198
New York City Health &
Hospital Corp. Revenue, Series
A, 5.13%, 2/15/12, (Credit
Support AGM), prerefunded
2/15/12 @ 100	1,500,000	1,502,845
New York State Dormitory
Authority Lease Revenue,
5.00%, 7/1/12, prerefunded
7/1/12 @ 100	4,000,000	4,080,155
New York State Dormitory
Authority Revenue, Series A,
5.13%, 5/15/12, (Credit
Support FGIC), prerefunded
5/15/12 @ 101	1,000,000	1,024,136
New York State Urban
Development Corp. Revenue,
Series A, 5.25%, 3/15/12,
prerefunded 3/15/12 @ 100	3,945,000	3,968,798
New York State Urban
Development Corp. Revenue,
Series A, 5.38%, 3/15/12,
prerefunded 3/15/12 @ 100	3,500,000	3,521,584
Tobacco Settlement Financing
Corp. Asset-Backed Revenue,
Series B-1C, 5.50%, 6/1/12,
prerefunded 6/1/12 @ 100	20,495,000	20,856,898
TSASC, Inc. Tobacco Settlement
Asset-Backed Revenue, Series
1, 5.75%, 7/15/12, prerefunded
7/15/12 @ 100	9,250,000	9,482,332
		55,723,223
Puerto Rico – 1.6%
Puerto Rico Commonwealth GO,
Series A, 5.00%, 7/1/12,
(Credit Support FGIC),
prerefunded 7/1/12 @ 100	1,000,000	1,019,867
Puerto Rico Highway &
Transportation Authority
Revenue, Series D, 5.25%,
7/1/12, prerefunded 7/1/12 @ 100	1,265,000	1,291,385

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Municipal Bonds, continued
Puerto Rico, continued
Puerto Rico Highway &
Transportation Authority
Revenue, Series H, 5.45%,
7/1/12, ETM, prerefunded
7/1/12 @ 100	4,270,000	4,362,004
		6,673,256

TOTAL MUNICIPAL BONDS
(COST $62,396,479)		62,396,479
TOTAL INVESTMENT SECURITIES
(COST $425,691,479) — 97.9%		425,691,479

Percentages indicated are based on net assets of $434,882,703.
(a)	Variable rate security. The rate presented represents the rate in effect at January 31, 2012. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
AGM	Assured Guaranty Municipal Corporation
AMT	Interest on security is subject to federal alternative minimum tax
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Agency
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Standby Purchase Agreement
XLCA	XL Capital Assurance

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Certificates of Deposit – 25.8%
Banking – 25.8%
Bank of Montreal Chicago,
0.15%, 2/6/12	70,000,000	70,000,000
Bank of Nova Scotia Houston,
0.29%, 2/15/12	60,000,000	60,000,000
Bank of Nova Scotia Houston,
0.78%, 3/5/12(a)	26,400,000	26,411,577
Bank of Nova Scotia Houston,
0.28%, 3/7/12	70,000,000	70,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.40%, 2/15/12	70,000,000	70,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.61%, 2/24/12(a)	65,000,000	65,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.45%, 2/28/12	100,000,000	100,000,000
Chase Bank USA, N.A., 0.18%,
4/24/12	100,000,000	100,000,000
Citibank, N.A., 0.11%, 2/21/12	100,000,000	100,000,000
Deutsche Bank, N.Y., 0.47%,
3/30/12(a)	50,000,000	50,000,000
DnB NOR Bank ASA N.Y.,
0.40%, 2/15/12	60,000,000	60,000,000
Lloyds TSB Bank plc, N.Y.,
0.22%, 2/10/12	65,000,000	65,000,000
Lloyds TSB Bank plc, N.Y.,
0.64%, 3/5/12(a)	70,000,000	70,000,000
National Australia Bank, N.Y.,
0.25%, 2/15/12	95,000,000	95,000,000
National Australia Bank, N.Y.,
0.25%, 2/15/12	50,000,000	50,000,000
National Bank Canada, N.Y.,
0.28%, 2/9/12	90,000,000	90,000,000
National Bank Canada, N.Y.,
0.17%, 4/19/12	50,000,000	50,000,000
Nordea Bank Finland, N.Y.,
0.41%, 2/10/12	50,000,000	50,000,000
Norinchukin Bank, N.Y., 0.28%,
2/17/12	50,000,000	50,000,000
Norinchukin Bank, N.Y., 0.31%,
2/17/12	50,000,000	50,000,000
Rabobank Nederland NV, N.Y.,
0.37%, 3/13/12(a)	70,000,000	70,000,000
Royal Bank of Canada, N.Y.,
0.51%, 2/27/12(a)	45,000,000	45,008,331
Toronto Dominion Bank, N.Y.,
0.21%, 2/15/12	100,000,000	100,000,000
Toronto Dominion Bank, N.Y.,
0.12%, 2/28/12	100,000,000	100,000,000
Westpac Banking Corp., N.Y.,
0.25%, 2/24/12	65,000,000	65,000,000

TOTAL CERTIFICATES OF DEPOSIT
(COST $1,721,419,908)		1,721,419,908
Commercial Paper and Notes – 43.0%
Banking – 26.1%
ANZ National International Ltd.,
0.32%, 2/1/12(b)	85,000,000	85,000,000
ANZ National International Ltd.,
0.26%, 4/19/12(b)	35,000,000	34,980,283
Australia and New Zealand
Banking Group Ltd., 0.25%,
3/7/12(b)	25,000,000	24,993,924
Bank of America N.A., 0.26%,
2/7/12	100,000,000	100,000,000
BNZ International Funding Ltd.,
0.25%, 4/19/12(b)	50,000,000	49,972,916
Canadian Imperial Holdings,
Inc., 0.14%, 3/20/12(b)	100,000,000	99,981,334
Canadian Imperial Holdings,
Inc., 0.16%, 4/18/12(b)	25,000,000	24,991,445
Commonwealth Bank of
Australia, N.Y., 0.24%,
3/6/12(b)	65,000,000	64,985,267
Commonwealth Bank of
Australia, N.Y., 0.23%,
3/15/12(b)	20,000,000	19,994,506
Commonwealth Bank of
Australia, N.Y., 0.59%,
4/5/12(a)	25,000,000	25,000,000
Commonwealth Bank of
Australia, N.Y., 0.50%,
5/11/12(a)	40,000,000	40,000,000
CRC Funding LLC, 0.14%,
2/24/12(b)(c)	44,550,000	44,546,015
Credit Suisse, N.Y., 0.44%,
2/9/12(b)	50,000,000	49,995,111
Credit Suisse, N.Y., 0.45%,
2/16/12(b)	35,000,000	34,993,438
Credit Suisse, N.Y., 0.51%,
4/9/12(b)	50,000,000	49,951,833
Danske Corp., Series A, 0.25%,
2/3/12(b)(c)	75,000,000	74,998,958
Danske Corp., Series A, 0.30%,
2/21/12(b)(c)	25,000,000	24,995,833
Deutsche Bank Financial LLC,
0.35%, 2/10/12(b)	125,000,000	124,989,062
Deutsche Bank Financial LLC,
0.50%, 2/16/12(b)	40,000,000	39,991,667
Deutsche Bank Financial LLC,
0.50%, 4/18/12(b)	25,000,000	24,973,264
DnB NOR Bank ASA N.Y.,
0.45%, 4/11/12(b)	25,000,000	24,978,125
Groupe BPCE, 0.26%,
2/1/12(b)(c)	175,000,000	175,000,000
KfW, 0.25%, 4/23/12(b)(c)	65,000,000	64,962,986
NRW Bank, 0.41%, 2/8/12(b)(c)	75,000,000	74,994,021
Societe Generale N.A., 0.15%,
2/1/12(b)	95,000,000	95,000,000
Sumitomo Mitsui Banking Corp.,
0.21%, 2/3/12(b)	75,000,000	74,999,125
Svenska Handelsbank, Inc.,
0.38%, 2/1/12	25,000,000	25,000,000
Svenska Handelsbank, Inc.,
0.40%, 2/14/12	40,000,000	40,000,000
Svenska Handelsbank, Inc.,
0.50%, 3/29/12(b)	25,000,000	24,980,209
Svenska Handelsbank, Inc.,
0.31%, 4/18/12	25,000,000	25,000,000
Westpac Banking Corp., 0.25%,
3/21/12(b)	75,000,000	74,974,480
		1,739,223,802
Diversified – 4.6%
Antalis US Funding Corp.,
0.31%, 2/1/12(b)(c)	110,000,000	110,000,000
ASB Finance Ltd., 0.33%,
2/24/12(b)(c)	75,000,000	74,984,188

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Commercial Paper and Notes, continued
Diversified, continued
Gemini Securitization Corp.
LLC, 0.35%, 2/8/12(b)(c)	50,000,000	49,996,597
Rabobank USA Financial Corp.,
0.41%, 2/21/12(b)	50,000,000	49,988,611
Rabobank USA Financial Corp.,
0.44%, 4/23/12(b)	25,000,000	24,974,945
		309,944,341
Finance – 12.3%
Caisse Centrale Desjardins,
0.24%, 2/14/12(b)	65,000,000	64,994,366
Caisse d’Amortissement de la
Dette Sociale, 0.54%,
6/22/12(a)	55,000,000	55,000,000
ING Funding LLC, 0.23%,
2/17/12(b)	51,000,000	50,994,787
LMA Americas LLC, 0.45%,
2/2/12(b)(c)	96,000,000	95,998,800
Nationwide Building Society,
0.36%, 2/28/12(b)	45,000,000	44,987,850
Nordea N.A., Inc., 0.36%,
2/7/12(b)	70,000,000	69,995,858
Nordea N.A., Inc., 0.41%,
2/8/12(b)	25,000,000	24,998,007
Nordea N.A., Inc., 0.42%,
4/9/12(b)	50,000,000	49,960,334
Royal Bank of Scotland Finance
NV, N.A., Inc., 0.23%,
2/10/12(b)	125,000,000	124,992,812
Royal Park Investment Funding
Corp., 0.85%, 2/7/12(b)(c)	65,000,000	64,990,792
UBS Finance Delaware LLC,
0.20%, 2/9/12(b)	50,000,000	49,997,778
UBS Finance Delaware LLC,
0.19%, 2/10/12(b)	50,000,000	49,997,625
UBS Finance Delaware LLC,
0.18%, 2/22/12(b)	25,000,000	24,997,375
UOB Funding LLC, 0.35%,
2/9/12(b)	50,000,000	49,996,111
		821,902,495

TOTAL COMMERCIAL PAPER AND NOTES
(COST $2,871,070,638)		2,871,070,638
Corporate Obligations – 5.7%
Banking – 3.5%
JPMorgan Chase Bank N.A.,
Series BKNT, 0.59%,
10/18/12, Callable 6/18/12 @
100(d)	70,000,000	70,000,000
JPMorgan Chase Bank N.A.,
Series 1, 0.40%, 10/19/12,
Callable 3/21/12 @ 100(a)	78,000,000	78,000,000
Westpac Banking Corp., 0.66%,
10/3/12, Callable 3/9/12 @
100(a)(c)	35,000,000	35,000,000
Westpac Banking Corp., 0.44%,
10/12/12, Callable 3/9/12 @
100(a)(c)	50,000,000	50,000,000
		233,000,000
Finance – 2.2%
General Electric Capital Corp.,
Series A, 5.88%, 2/15/12,
MTN	26,170,000	26,226,160
General Electric Capital Corp.,
0.70%, 4/10/12, MTN(a)	72,072,000	72,087,775
Met Life Global Funding, Inc.,
0.71%, 7/6/12(a)(c)	50,000,000	50,000,000
		148,313,935

TOTAL CORPORATE OBLIGATIONS
(COST $381,313,935)		381,313,935
Yankee Dollars – 1.8%
Commercial Banks – 1.4%
Province of Nova Scotia Canada,
5.75%, 2/27/12	17,815,000	17,883,963
Societe de Financement de
l’Economie Francaise, 2.38%,
3/26/12(c)	75,000,000	75,226,565
		93,110,528
Electric Utilities – 0.4%
Hydro-Quebec, Series FU,
11.75%, 2/1/12	25,450,000	25,450,000

TOTAL YANKEE DOLLARS
(COST $118,560,528)		118,560,528
Variable Rate Demand Notes – 1.7%
Idaho – 0.2%
Power County Industrial
Development Corp. Exempt
Facilities Revenue, 0.12%,
2/7/12, AMT, (LOC Wells
Fargo Bank N.A.)(a)	16,000,000	16,000,000
Illinois – 0.8%
Illinois Development Finance
Authority Solid Waste
Disposal Revenue, 0.10%,
2/7/12, AMT, (LOC Wells
Fargo Bank N.A.)(a)	24,900,000	24,900,000

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
Illinois, continued
Illinois State Educational
Facilities Authority Revenue,
0.13%, 2/7/12, (Credit Support
GO of Corp., LOC Bank of
America N.A.)(a)	28,900,000	28,900,000
		53,800,000
Ohio – 0.1%
Cleveland Ohio Economic &
Community Development
Revenue, 0.16%, 2/7/12, (LOC
PNC Bank N.A.)(a)	8,665,000	8,665,000
South Carolina – 0.3%
South Carolina State Housing
Finance & Development
Authority Multi-family Rental
Housing Improvement
Revenue, 0.12%, 2/7/12,
AMT, (LOC Wells Fargo Bank N.A.)(a)	17,250,000	17,250,000
Texas – 0.3%
San Antonio Empowerment Zone
Development Corp. Contract
Revenue, 0.10%, 2/7/12,
AMT, (LOC U.S. Bank N.A.)(a)	18,000,000	18,000,000

TOTAL VARIABLE RATE DEMAND NOTES
(COST $113,715,000)		113,715,000
U.S. Treasury Obligations – 8.7%
U.S. Treasury Notes – 8.7%
0.63%, 6/30/12	50,000,000	50,081,247
1.38%, 9/15/12	125,000,000	125,935,249
0.38%, 9/30/12	50,000,000	50,070,331
4.25%, 9/30/12	100,000,000	102,700,220
1.38%, 10/15/12	100,000,000	100,857,347
0.38%, 10/31/12	100,000,000	100,151,388
0.63%, 12/31/12	50,000,000	50,212,957

TOTAL U.S. TREASURY OBLIGATIONS
(COST $580,008,739)		580,008,739
Repurchase Agreements – 7.4%
Barclays Capital Group,
purchased on 1/31/12, 0.15%,
due on 2/7/12 with a maturity
value of $50,001,458,
collateralized by various U.S.
Government and Government
Agency Obligations, 1.00%-
1.92%, 3/8/17-4/27/17, fair
value $51,000,608	50,000,000	50,000,000
BNP Paribas, purchased on
1/31/12, 0.24%, due on 2/1/12
with a maturity value of
$200,001,333, collateralized
by various U.S. Government
and Government Agency
Obligations, 2.80%-5.72%,
9/1/19-9/1/41, fair value
$204,000,001	200,000,000	200,000,000
Goldman Sachs, purchased on
1/31/12, 0.20%, due on 2/1/12
with a maturity value of
$245,001,361, collateralized
by various U.S. Treasury
Obligations, 0.00%-3.20%,
2/10/12-12/28/12, fair value
$249,900,000	245,000,000	245,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $495,000,000)		495,000,000
Time Deposits – 6.8%
Barclays Capital Group Time
Deposit, 0.10%, 2/1/12	228,000,000	228,000,000
Credit Agricole Indo Cayman
Islands, 0.18%, 2/1/12	225,000,000	225,000,000

TOTAL TIME DEPOSITS
(COST $453,000,000)		453,000,000
TOTAL INVESTMENT SECURITIES
(COST $6,734,088,748) — 100.9%		6,734,088,748

Percentages indicated are based on net assets of $6,675,962,422.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2012. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Rate presented represents the effective yield at time of purchase.
(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(d)	Step Bond. Income recognition is on the effective yield method for Step Bonds.
AMT	Interest on security is subject to federal alternative minimum tax
GO	General Obligation
LLC	Limited Liability Company
LOC	Letter of Credit
MTN	Medium Term Note

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Commercial Paper and Notes – 1.4%
Wyoming – 1.4%
Sweetwater County Wyoming
Pollution Control Revenue,
0.10%, 2/6/12 , (LOC Barclays
Bank plc)(a)	2,000,000	2,000,000

TOTAL COMMERCIAL PAPER AND NOTES
(COST $2,000,000)		2,000,000
Variable Rate Demand Notes – 81.8%
Alabama – 2.1%
Infirmary Health System Special
Care Facilities Financing
Authority Revenue, Series B,
0.09%, 2/7/12, (LOC Deutsche
Bank A.G.)(b)	2,000,000	2,000,000
Mobile Alabama Industrial
Development Board Dock &
Wharf Revenue, Series A,
0.20%, 2/7/12 , (LOC
Bayerische Landesbank)(b)	1,000,000	1,000,000
		3,000,000
Arizona – 1.4%
Arizona State Board of Regents
University System Revenue,
Series B, 0.06%, 2/7/12 , (LOC
Lloyds TSB Bank plc)(b)	2,000,000	2,000,000
California – 10.9%
ABAG Finance Authority for
Nonprofit Corps. Multi-family
Revenue, 0.12%, 2/7/12 ,
AMT, (Credit Support FNMA,
LIQ FAC FNMA)(b)	2,000,000	2,000,000
Bay Area Toll Authority
California Toll Bridge
Revenue, Series E-1, 0.03%,
2/7/12, (LOC Bank of Tokyo-
Mitsubishi UFJ Ltd.)(b)	1,000,000	1,000,000
California State Economic
Recovery GO, Series C,
0.38%, 2/7/12 , (LOC BNP
Paribas)(b)	1,750,000	1,750,000
California State Health Facilities
Financing Authority Revenue,
Series B, 0.06%, 2/7/12, (LOC
Wachovia Bank N.A.)(b)	1,745,000	1,745,000
Chino Basin California Regional
Financing Authority Revenue,
Series B, 0.06%, 2/7/12, (LOC
Lloyds TSB Bank plc)(b)	2,000,000	2,000,000
Hayward California Housing
Authority Multi-family
Revenue, 0.09%, 2/7/12,
(Credit Support FHA, LOC
State Street Bank & Trust Co.)(b)	2,000,000	2,000,000
Lancaster California
Redevelopment Agency Multi-
family Housing Revenue,
Series C, 0.07%, 2/7/12 ,
(Credit Support FNMA, LIQ
FAC FNMA)(b)	1,000,000	1,000,000
Los Angeles County California
Metropolitan Transportation
Authority Sales Tax Revenue,
Series C-3, 0.06%, 2/7/12,
(LOC Sumitomo Mitsui
Banking Corp.)(b)	1,500,000	1,500,000
San Rafael California
Redevelopment Agency
Revenue, Series A, 0.13%,
2/7/12, AMT, (LOC Citibank N.A.)(b)	1,500,000	1,500,000
Southern California State Public
Power Authority Revenue,
Series A-2, 0.06%, 2/7/12 ,
(LOC Wells Fargo Bank N.A.)(b)	1,000,000	1,000,000
		15,495,000
Colorado – 1.1%
Broomfield Colorado Urban
Renewal Authority Tax
Increment Revenue, 1.10%,
2/7/12, (LOC BNP Paribas)(b)	645,000	645,000
Colorado Housing & Finance
Authority Multi-family
Revenue, 0.09%, 2/7/12,
(Credit Support FNMA, LIQ
FAC FNMA)(b)	1,000,000	1,000,000
		1,645,000
Florida – 3.0%
Florida State Gulf Coast
University Financing Corp.
Capital Improvement Revenue,
Series B, 0.06%, 2/7/12, (LOC
Bank of America N.A.)(b)	2,000,000	2,000,000
Polk County Florida Industrial
Development Authority
Revenue, 0.14%, 2/7/12,
AMT, (LOC Branch Banking
& Trust)(b)	2,250,000	2,250,000
		4,250,000
Georgia – 5.0%
Fulton County Georgia
Development Authority
Revenue, 0.07%, 2/7/12 ,
(LOC Branch Banking &
Trust)(b)	2,125,000	2,125,000
Fulton County Residential Care
Facilities Elderly Authority
Revenue, Series C, 0.12%,
2/7/12, (LOC Bank of
Scotland)(b)	2,000,000	2,000,000
Gwinnett County Georgia
Housing Authority Multi-
family Housing Revenue,
0.10%, 2/7/12, (Credit Support
FNMA, LIQ FAC FNMA)(b)	1,600,000	1,600,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
Georgia, continued
Roswell Georgia Housing
Authority Multi-family
Revenue, 0.09%, 2/7/12,
(Credit Support FNMA)(b)	1,400,000	1,400,000
		7,125,000
Illinois – 3.1%
Illinois Educational Facilities
Authority Revenue, 0.10%,
2/7/12, (LOC Citibank
N.A.)(b)	900,000	900,000
Illinois Finance Authority
Revenue, Series A, 0.06%,
2/7/12, (LOC Northern Trust
Co.)(b)	1,500,000	1,500,000
Illinois State Educational
Facilities Authority Revenue,
0.06%, 2/7/12, (LOC PNC
Bank N.A.)(b)	2,000,000	2,000,000
		4,400,000
Indiana – 3.3%
Indiana State Finance Authority
Revenue, Series A, 0.07%,
2/7/12, (LOC Northern Trust
Co.)(b)	900,000	900,000
Lawrenceburg Indiana Pollution
Control Revenue, 0.05%,
2/7/12, (LOC Bank of Nova
Scotia)(b)	1,750,000	1,750,000
Lawrenceburg Indiana Pollution
Control Revenue, Series H,
0.08%, 2/7/12, (LOC Bank of
Nova Scotia)(b)	2,000,000	2,000,000
		4,650,000
Kansas – 0.7%
Olathe Kansas Industrial
Revenue, Series A, 0.21%,
2/7/12, AMT, (LOC Svenska
Handelsbanken)(b)(c)	1,000,000	1,000,000
Kentucky – 2.1%
Boone County Kentucky
Pollution Control Revenue,
0.06%, 2/7/12, (LOC Wells
Fargo Bank N.A.)(b)	1,000,000	1,000,000
Russell Kentucky Health System
Revenue, Series B, 0.08%,
2/7/12, (Credit Support AGM,
LOC JPMorgan Chase
Bank)(b)	2,000,000	2,000,000
		3,000,000
Louisiana – 0.7%
Louisiana Public Facilities
Authority Revenue, Series B-1,
0.06%, 2/7/12, (LOC Bank of
New York)(b)	1,000,000	1,000,000
Maine – 0.6%
Gorham Maine Revenue
Obligation Securities, Series
A, 0.56%, 2/7/12, AMT, (LOC
TD Banknorth N.A.)(b)	920,000	920,000
Maryland – 1.4%
Montgomery County Maryland
Housing Opportunities
Commission Multifamily
Revenue, Series B, 0.09%,
2/7/12, (LOC Bank of America
N.A.)(b)	2,000,000	2,000,000
Massachusetts – 1.4%
Massachusetts State Port
Authority Revenue, Series B,
1.25%, 2/7/12, (LOC Royal
Bank of Scotland)(b)(c)	2,000,000	2,000,000
Minnesota – 3.8%
St. Paul Minnesota Port
Authority District Cooling
Revenue, Series 9-BB, 0.11%,
2/7/12, (LOC Deutsche Bank
A.G.)(b)	2,070,000	2,070,000
St. Paul Minnesota Port
Authority District Cooling
Revenue, Series 11-DD,
0.11%, 2/7/12, (LOC Deutsche
Bank A.G.)(b)	1,000,000	1,000,000

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
Minnesota, continued
St. Paul Minnesota Port
Authority District Heating
Revenue, Series 7-Q, 0.11%,
2/7/12, (LOC Deutsche Bank
A.G.)(b)	2,300,000	2,300,000
		5,370,000
Montana – 1.4%
Forsyth Montana Pollution
Control Revenue, 0.28%,
2/1/12, (LOC BNP Paribas)(b)	2,000,000	2,000,000
Nebraska – 0.7%
Saline County Nebraska Hospital
Authority No. 1 Hospital
Revenue, Series C, 0.08%,
2/7/12, (LOC U.S. Bank
N.A.)(b)	985,000	985,000
New Hampshire – 0.7%
New Hampshire State Business
Finance Authority Revenue,
0.07%, 2/1/12, (LOC TD
Banknorth N.A.)(b)	1,070,000	1,070,000
New Jersey – 2.5%
New Jersey Economic
Development Authority Gas
Facilities Revenue, 0.04%,
2/1/12, (LOC Bank of Tokyo-
Mitsubishi UFJ Ltd.)(b)	2,000,000	2,000,000
New Jersey State Turnpike
Authority Revenue, Series D,
1.60%, 2/7/12, (Credit Support
NATL-RE FGIC, LOC Societe
Generale)(b)	1,500,000	1,500,000
		3,500,000
New Mexico – 1.0%
New Mexico Educational
Assistance Foundation
Revenue, Series A-1, 0.10%,
2/7/12, AMT, (Credit Support
Guaranteed Student Loans,
LOC Royal Bank of
Canada)(b)	1,500,000	1,500,000
New York – 3.2%
New York State Energy Research
& Development Authority
Revenue, Sub-series A-2,
0.06%, 2/7/12, (LOC Mizuho
Corporate Bank)(b)	1,500,000	1,500,000
Triborough Bridge & Tunnel
Authority Revenue, Series B,
0.04%, 2/7/12, (LOC State
Street Bank & Trust Co.)(b)	1,000,000	1,000,000
Westchester County New York
Industrial Development
Agency Civic Facility
Revenue, 0.06%, 2/7/12, (LOC
M&T Bank)(b)	2,000,000	2,000,000
		4,500,000
Ohio – 7.7%
Allen County Ohio Hospital
Facilities Revenue, Series C,
0.06%, 2/1/12, (LOC Bank of
Nova Scotia)(b)	1,400,000	1,400,000
Cuyahoga County Ohio Hospital
Revenue, 0.06%, 2/7/12, (LOC
PNC Bank N.A.)(b)	2,000,000	2,000,000
Hamilton County Ohio Health
Care Revenue, Series B,
0.08%, 2/7/12, (LOC PNC
Bank N.A.)(b)	500,000	500,000
Hamilton County Ohio Hospital
Facilities Revenue, 0.08%,
2/7/12, (LOC PNC Bank
N.A.)(b)	1,200,000	1,200,000
Ohio State Air Quality
Development Authority
Revenue, Series A, 0.05%,
2/7/12, (LOC Bank of Nova
Scotia)(b)	1,350,000	1,350,000
Ohio State Air Quality
Development Authority
Revenue, Series C, 0.06%,
2/7/12, (LOC Bank of Tokyo-
Mitsubishi UFJ Ltd.)(b)	200,000,000	2,000,000
Ohio State Water Development
Authority Revenue, Series A,
0.06%, 2/1/12, (LOC UBS AG)(b)	2,500,000	2,500,000
		10,950,000
Oklahoma – 1.4%
Oklahoma State Development
Finance Authority Revenue,
0.11%, 2/7/12, AMT, (LOC
Bank of New York Mellon)(b)	2,000,000	2,000,000
Oregon – 1.6%
Oregon State Business
Development Commission
Revenue, Series 230, 0.12%,
2/7/12, AMT, (LOC U.S. Bank
N.A.)(b)	2,300,000	2,300,000
Pennsylvania – 4.9%
Beaver County Pennsylvania
Industrial Development
Authority Pollution Control
Revenue, 0.05%, 2/1/12, (LOC
Barclays Bank plc)(b)	1,000,000	1,000,000
Beaver County Pennsylvania
Industrial Development
Authority Revenue, Series B,
0.05%, 2/1/12, (LOC UBS AG)(b)	2,000,000	2,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
Pennsylvania, continued
Haverford Township
Pennsylvania School District
GO, 0.08%, 2/7/12, (Credit
Support State Aid
Withholding, LOC TD Bank
N.A.)(b)	1,000,000	1,000,000
Jackson Township Pennsylvania
Industrial Development
Authority Revenue, 0.12%,
2/7/12, AMT, (LOC PNC
Bank N.A.)(b)	1,000,000	1,000,000
Philadelphia Pennsylvania
School District GO, Series F,
0.10%, 2/7/12, (Credit Support
State Aid Withholding, LOC
TD Bank N.A.)(b)	2,000,000	2,000,000
		7,000,000
South Carolina – 0.9%
South Carolina Jobs Economic
Development Authority
Revenue, 0.07%, 2/7/12, (LOC
Branch Banking & Trust)(b)	1,250,000	1,250,000
Texas – 4.9%
Austin Texas Airport System
Revenue, Series A, 0.09%,
2/7/12, AMT, (LOC JPMorgan
Chase Bank)(b)	1,000,000	1,000,000
Harris County Texas Hospital
District Revenue, 0.08%,
2/7/12, (LOC JPMorgan Chase
Bank)(b)	1,000,000	1,000,000
Houston Texas Utility System
Revenue, Series B-2, 0.04%,
2/7/12, (LOC State Street Bank
& Trust Co.)(b)	2,000,000	2,000,000
Houston Texas Utility System
Revenue, Series B-3, 0.05%,
2/7/12, (LOC Sumitomo
Mitsui Banking Corp.)(b)	1,000,000	1,000,000
Tarrant County Texas Cultural
Education Facilities Finance
Corp. Hospital Revenue, Series
C, 0.06%, 2/7/12, (LOC
Northern Trust Co.)(b)	2,000,000	2,000,000
		7,000,000
Utah – 1.4%
Emery County Utah Pollution
Control Revenue, 1.30%,
2/7/12, (LOC BNP Paribas)(b)	2,000,000	2,000,000
Washington – 4.6%
Washington State Economic
Development Finance
Authority Revenue, Series A,
0.10%, 2/7/12, AMT, (LOC
U.S. Bank N.A.)(b)	1,500,000	1,500,000
Washington State Health Care
Facilities Authority Revenue,
Series C, 0.04%, 2/7/12, (LOC
Barclays Bank plc)(b)	2,000,000	2,000,000
Washington State Housing
Finance Commission Multi-
family Housing Revenue,
0.09%, 2/7/12, (Credit Support
FHLMC, LIQ FAC
FHLMC)(b)	1,800,000	1,800,000
Washington State Housing
Finance Commission Revenue,
Series B, 0.10%, 2/7/12, (LOC
U.S. Bank N.A.)(b)	1,300,000	1,300,000
		6,600,000
West Virginia – 1.4%
Marion County West Virginia
County Commission Solid
Waste Disposal Facility
Revenue, Series A, 0.17%,
2/7/12, AMT, (LOC Deutsche
Bank A.G.)(b)	2,000,000	2,000,000
Wisconsin – 1.6%
Public Finance Authority
Wisconsin Continuing Care
Retirement Community
Revenue, Series B, 0.06%,
2/1/12, (LOC Bank of
Scotland)(b)	1,000,000	1,000,000
Wisconsin State Health &
Educational Facilities
Authority Revenue, 0.06%,
2/1/12, (LOC BMO Harris
Bank N.A.)(b)	1,245,000	1,245,000
		2,245,000
Wyoming – 1.3%
Sweetwater County Wyoming
Pollution Control Revenue,
Series B, 0.05%, 2/1/12, (LOC
Barclays Bank plc)(b)	800,000	800,000
Sweetwater County Wyoming
Pollution Control Revenue,
Series A, 0.08%, 2/7/12, (LOC
Barclays Bank plc)(b)	1,000,000	1,000,000
		1,800,000

TOTAL VARIABLE RATE DEMAND NOTES
(COST $116,555,000)		116,555,000
Municipal Bonds – 12.2%
Alabama – 2.0%
Jefferson County Alabama Sewer
Revenue, Series D, 5.25%,
8/1/12, (Credit Support FGIC),
Prerefunded 8/1/12 @ 100	1,870,000	1,916,119

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Municipal Bonds, continued
Alabama, continued
Jefferson County Alabama Sewer
Revenue Warrants, Series D,
5.00%, 8/1/12, (Credit Support
FGIC), Prerefunded 8/1/12 @ 100	880,000	900,262
		2,816,381
California – 0.7%
California State Department of
Water Resources Supply
Revenue, Series A, 5.38%,
5/1/12, Prerefunded 5/1/12 @ 101	1,000,000	1,022,841
Florida – 0.9%
Lake County Florida School
Board Certificates of
Participation, 5.38%, 7/1/12,
(Credit Support AMBAC),
Prerefunded 7/1/12 @ 100	1,200,000	1,225,334
Georgia – 1.1%
Georgia State GO, Series B,
5.13%, 5/1/12, Prerefunded
5/1/12 @ 100	1,500,000	1,518,069
Illinois – 1.8%
Chicago Illinois Metropolitan
Water Reclamation District-
Greater Chicago GO, Series C,
5.38%, 12/1/12, ETM,
Prerefunded 12/1/12 @ 100	1,500,000	1,563,653
Kane County Illinois School
District 129 Aurora West Side
GO, Series A, 5.75%, 2/1/12,
(Credit Support FGIC),
Prerefunded 2/1/12 @ 100	1,000,000	1,000,000
		2,563,653
Massachusetts – 0.2%
Massachusetts State Special
Obligation Revenue, Series A,
5.38%, 6/1/12, (Credit Support
FGIC), Prerefunded 6/1/12 @ 100	300,000	304,754
Michigan – 0.7%
Delta County Michigan
Economic Development Corp.,
Series A, 6.25%, 4/15/12,
Prerefunded 4/15/12 @ 100	1,000,000	1,011,806
Nevada – 0.7%
Clark County Nevada School
District GO, Series C, 5.00%,
6/15/12, (Credit Support
NATL-RE), Prerefunded
6/15/12 @ 100	1,000,000	1,017,492
New Jersey – 0.8%
Tobacco Settlement Financing
Corp. Revenue, 6.00%, 6/1/12,
Prerefunded 6/1/12 @ 100	1,100,000	1,120,456
Ohio – 1.1%
Olentangy Local School District
GO, 5.25%, 6/1/12, (Credit
Support AGM Student Credit
Program), Prerefunded 6/1/12 @ 100	1,610,000	1,636,709
Virginia – 0.7%
Arlington County Virginia GO,
5.25%, 2/1/12, (Credit Support
State Aid Withholding),
Prerefunded 2/1/12 @ 100	1,000,000	1,000,000
Wisconsin – 1.5%
Badger Tobacco Asset
Securitization Corp. Revenue,
6.38%, 6/1/12, Prerefunded
6/1/12 @ 100	1,070,000	1,091,437
Wisconsin State Transportation
Revenue, Series 2, 5.13%,
7/1/12, (Credit Support
AMBAC), Prerefunded 7/1/12 @ 100	1,000,000	1,020,274
		2,111,711

TOTAL MUNICIPAL BONDS
(COST $17,349,206)		17,349,206
TOTAL INVESTMENT SECURITIES
(COST $135,904,206) — 95.4%		135,904,206

Percentages indicated are based on net assets of $142,385,359.
(a)	Rate presented represents the effective yield at time of purchase.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

(b)	Variable rate security. The rate presented represents the rate in effect at January 31, 2012. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Interest on security is subject to federal alternative minimum tax
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NATL-RE	Reinsurance provided by the National Public Finance Guarantee Corporation

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Government and Government Agency
Obligations – 24.1%
Federal Farm Credit Bank – 7.0%
0.27%, 3/22/12(a)	150,000,000	149,998,096
0.27%, 4/25/12	9,000,000	9,000,121
0.26%, 8/2/12(a)	30,000,000	30,000,000
0.23%, 8/22/12(a), Series 1	50,000,000	49,995,702
0.17%, 9/20/12(a), Series 1	50,000,000	49,996,789
		288,990,708
Federal Home Loan Bank – 12.6%
0.00%, 2/1/12(b)	50,000,000	50,000,000
0.07%, 2/17/12(b)	50,000,000	49,998,444
0.12%, 2/23/12	40,000,000	39,998,959
0.20%, 3/20/12(a)	10,000,000	10,001,600
0.25%, 6/22/12	23,885,000	23,885,000
0.25%, 6/27/12	30,000,000	30,000,000
0.38%, 7/27/12, Callable
1/14/12 @ 100	50,000,000	50,000,000
0.35%, 9/10/12, Callable
3/2/12 @ 100	50,000,000	50,000,000
0.33%, 9/18/12, Callable
3/2/12 @ 100	116,000,000	116,000,000
0.38%, 10/3/12, Callable
3/23/12 @ 100	75,000,000	75,000,000
0.25%, 1/8/13, Callable
9/27/12 @ 100	25,000,000	25,000,000
		519,884,003
Federal Home Loan Mortgage Corp. – 1.8%
0.10%, 2/15/12(b)	75,000,000	74,997,083
Federal National Mortgage Association – 2.7%
0.30%, 8/23/12(a)	60,605,000	60,623,801
0.32%, 9/17/12(a)	50,000,000	50,020,657
		110,644,458

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $994,516,252)		994,516,252
U.S. Treasury Obligations – 12.0%
U.S. Treasury Notes – 12.0%
0.88%, 2/29/12	100,000,000	100,057,566
1.38%, 3/15/12	25,000,000	25,040,007
1.38%, 4/15/12	50,000,000	50,130,684
1.00%, 4/30/12	35,000,000	35,058,929
1.75%, 8/15/12	50,000,000	50,431,602
0.50%, 11/30/12	75,000,000	75,198,146
3.38%, 11/30/12	10,000,000	10,267,067
0.63%, 12/31/12	100,000,000	100,425,952
0.63%, 1/31/13	50,000,000	50,235,476

TOTAL U.S. TREASURY OBLIGATIONS
(COST $496,845,429)		496,845,429
Repurchase Agreements – 63.8%
Bank of America Corp.,
purchased on 1/31/12, 0.20%,
due on 2/1/12 with a maturity
value of $400,002,222,
collateralized by various U.S.
Government and Government
Agency Obligations, 2.80%-
5.00%, 9/1/39-2/1/42, fair
value $408,000,001	400,000,000	400,000,000
Barclays Capital Group,
purchased on 1/31/12, 0.15%,
due on 2/7/12 with a maturity
value of $250,007,292,
collateralized by various U.S.
Government and Government
Agency Obligations, 0.00%-
8.25%, 2/10/12-4/1/56, fair
value $255,000,834	250,000,000	250,000,000
Barclays Capital Group,
purchased on 1/31/12, 0.19%,
due on 2/1/12 with a maturity
value of $50,000,264,
collateralized with a U.S.
Government and Government
Agency Obligation, 4.00%,
10/1/40, fair value
$51,000,001	50,000,000	50,000,000
Barclays Capital Group,
purchased on 1/31/12, 0.23%,
due on 2/1/12 with a maturity
value of $300,001,917,
collateralized by various U.S.
Treasury Obligations, 0.29%-
3.25%, 3/12/12-12/28/12, fair
value $306,000,001	300,000,000	300,000,000
BNP Paribas, purchased on
1/31/12, 0.24%, due on 2/1/12
with a maturity value of
$300,002,000, collateralized
by various U.S. Government
and Government Agency
Obligations, 3.50%-6.00%,
10/1/20-1/1/48, fair value
$306,000,000	300,000,000	300,000,000
Citigroup Global Markets,
purchased on 1/31/12, 0.21%,
due on 2/1/12 with a maturity
value of $300,001,750,
collateralized by various U.S.
Government and Government
Agency Obligations, 1.75%-
5.85%, 3/1/21-1/1/42, fair
value $306,000,001	300,000,000	300,000,000
Deutsche Bank, purchased on
1/31/12, 0.24%, due on
02/1/12 with a maturity value
of $150,001,000, collateralized
by various U.S. Government
and Government Agency
Obligations, 4.50%-5.00%,
4/1/38-5/1/41, fair value
$153,000,000	150,000,000	150,000,000
Goldman Sachs, purchased on
1/31/12, 0.20%, due on 2/1/12
with a maturity value of
$240,001,333, collateralized
by various U.S. Treasury
Obligations, 1.88%-2.13%,
6/4/12-12/21/12, fair value
$244,800,000	240,000,000	240,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Repurchase Agreements, continued
Greenwich Capital Markets, Inc.,
purchased on 1/31/12, 0.14%,
due on 2/7/12 with a maturity
value of $150,004,083
collateralized by various U.S.
Government and Government
Agency Obligations, 2.07%-
6.68%, 9/1/18-1/1/42, fair
value $153,000,766	150,000,000	150,000,000
Greenwich Capital Markets, Inc.,
purchased on 1/31/12, 0.18%,
due on 2/1/12 with a maturity
value of $200,001,000,
collateralized by various U.S.
Treasury Obligations, 3.13%,
10/31/16-11/15/41, fair value
$204,003,114	200,000,000	200,000,000
Greenwich Capital Markets, Inc.,
purchased on 1/31/12, 0.22%,
due on 2/1/12 with a maturity
value of $300,001,833,
collateralized by various U.S.
Government and Government
Agency Obligations, 4.00%-
8.00%, 12/1/12-1/1/42, fair
value $306,002,036	300,000,000	300,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $2,640,000,000)		2,640,000,000
TOTAL INVESTMENT SECURITIES
(COST $4,131,361,681) — 99.9%		4,131,361,681

Percentages indicated are based on net assets of $4,137,129,160.
(a)	Variable rate security. The rate presented represents the rate in effect at January 31, 2012. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Discount note. Rate presented represents the effective yield at time of purchase.

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Treasury Obligations – 99.6%
U.S. Treasury Bills – 62.7%
0.02%, 2/2/12(a)	214,500,000	214,499,928
0.02%, 2/9/12(a)	675,000,000	674,996,001
0.15%, 2/16/12(a)	525,000,000	524,996,719
0.00%, 3/8/12(a)(b)	100,000,000	99,999,700
		1,514,492,348
U.S. Treasury Notes – 36.9%
4.88%, 2/15/12	37,000,000	37,067,737
0.88%, 2/29/12	302,500,000	302,693,446
4.63%, 2/29/12	100,000,000	100,346,507
1.38%, 3/15/12	182,000,000	182,277,768
1.38%, 4/15/12	25,000,000	25,065,742
0.63%, 7/31/12	25,000,000	25,066,139
1.38%, 9/15/12	100,000,000	100,749,160
3.38%, 11/30/12	40,000,000	41,068,371
0.63%, 12/31/12	50,000,000	50,211,342
1.38%, 1/15/13	25,000,000	25,289,082
		889,835,294

TOTAL U.S. TREASURY OBLIGATIONS (COST $2,404,327,642)		2,404,327,642
TOTAL INVESTMENT SECURITIES – 99.6%		2,404,327,642

Percentages indicated are based on net assets of $2,413,903,480.
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Rounds to less than 0.005%.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Shares	Value ($)
Affiliated Investment Company – 0.4%
HSBC Prime Money Market Fund, Class I Shares, 0.12%(a)	70,809	70,809

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $70,809)		70,809
Affiliated Portfolios – 29.5%
HSBC Growth Portfolio		4,262,901
HSBC Opportunity Portfolio		1,065,392

TOTAL AFFILIATED PORTFOLIOS		5,328,293
Unaffiliated Investment Companies – 63.5%
Artisan Value Fund, Class IV Shares	161,331	1,693,972
Columbia High Yield Bond Fund, Class Z Shares	332,125	929,506
CRM Small/Mid Cap Value Fund, Institutional Shares	75,558	1,059,330
Delaware Emerging Markets Fund, Class I Shares	64,251	883,445
Dreyfus Global Real Estate Securities Fund, Class I Shares	5,588	40,626
EII Global Property Fund, Institutional Shares	4,143	59,995
JPMorgan Equity Income Fund, Class I Shares	262,793	2,533,598
JPMorgan High Yield Fund, Select Shares	121,664	949,011
Lord Abbett International Core Equity Trust, Class I Shares	173,061	1,936,555
Northern Institutional Diversified Assets Portfolio, Institutional Shares(a)	10,372	10,372
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	9,801	67,237
Transamerica WMC Emerging Markets Fund, Class I Shares	119,182	1,319,343

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $11,601,972)		11,482,990
Exchange Traded Funds – 7.3%
iShares FTSE China 25 Index Fund	12,488	484,535
PowerShares Global Listed Private Equity Portfolio ETF	94,871	839,608

TOTAL EXCHANGE TRADED FUNDS (COST $1,473,408)		1,324,143
TOTAL INVESTMENT SECURITIES — 100.7%		18,206,235

Percentages indicated are based on net assets of $18,084,652.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2012.
ETF	Exchange Traded Fund

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

BALANCED STRATEGY FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies – 8.6%
HSBC Emerging Markets Debt Fund, Class I Shares	283,008	2,934,781
HSBC Prime Money Market Fund, Class I Shares, 0.12%(a)	1,711,466	1,711,466

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $4,586,833)		4,646,247
Affiliated Portfolios – 21.3%
HSBC Growth Portfolio		9,184,292
HSBC Opportunity Portfolio		2,307,417

TOTAL AFFILIATED PORTFOLIOS		11,491,709
Unaffiliated Investment Companies – 62.5%
Artisan Value Fund, Class IV Shares	346,732	3,640,690
Columbia High Yield Bond Fund, Class Z Shares	1,349,599	3,759,854
CRM Small/Mid Cap Value Fund, Institutional Shares	165,011	2,313,453
Delaware Emerging Markets Fund, Class I Shares	99,244	1,364,603
Dreyfus Global Real Estate Securities Fund, Class I Shares	53,860	391,561
EII Global Property Fund, Institutional Shares	39,056	565,538
JPMorgan Equity Income Fund, Class I Shares	569,160	5,484,955
JPMorgan High Yield Fund, Select Shares	485,926	3,790,350
Lord Abbett Core Fixed Income Fund, Institutional Shares	86,698	965,316
Lord Abbett International Core Equity Trust, Class I Shares	327,620	3,666,072
Metropolitan West Total Return Bond Fund, Institutional Shares	91,094	956,492
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	494,335	3,391,137
PIMCO Total Return Fund, Institutional Shares	117,564	1,307,307
Transamerica WMC Emerging Markets Fund, Class I Shares	188,424	2,085,850

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $34,502,607)		33,683,178
Exchange Traded Funds – 8.1%
iShares FTSE China 25 Index Fund	23,689	919,133
iShares iBoxx $ Investment Grade Corporate Bond Fund	7,012	814,794
iShares MSCI Emerging Markets Index Fund	18,108	762,890
PowerShares Global Listed Private Equity Portfolio ETF	210,650	1,864,253

TOTAL EXCHANGE TRADED FUNDS (COST $4,602,822)		4,361,070
TOTAL INVESTMENT SECURITIES — 100.5%		54,182,204

Percentages indicated are based on net assets of $53,933,284.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2012.
ETF	Exchange Traded Fund

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

MODERATE STRATEGY FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies – 10.5%
HSBC Emerging Markets Debt Fund, Class I Shares	331,171	3,433,974
HSBC Prime Money Market Fund, Class I Shares, 0.12%(a)	1,562,811	1,562,811

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $4,921,975)		4,996,785
Affiliated Portfolios – 14.7%
HSBC Growth Portfolio		5,579,398
HSBC Opportunity Portfolio		1,411,256

TOTAL AFFILIATED PORTFOLIOS		6,990,654
Unaffiliated Investment Companies – 69.3%
Artisan Value Fund, Class IV Shares	208,594	2,190,232
Columbia High Yield Bond Fund, Class Z Shares	1,160,288	3,247,770
CRM Small/Mid Cap Value Fund, Institutional Shares	97,166	1,362,263
Delaware Emerging Markets Fund, Class I Shares	64,506	886,954
Dreyfus Global Real Estate Securities Fund, Class I Shares	43,924	319,326
EII Global Property Fund, Institutional Shares	30,464	441,123
Highbridge Statistical Market Neutral Fund, Select Shares	23,137	347,751
JPMorgan Equity Income Fund, Class I Shares	335,869	3,237,620
JPMorgan High Yield Fund, Select Shares	414,691	3,234,754
Lord Abbett Core Fixed Income Fund, Institutional Shares	265,416	2,953,986
Lord Abbett International Core Equity Trust, Class I Shares	287,782	3,220,285
Metropolitan West Total Return Bond Fund, Institutional Shares	280,173	2,943,709
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	483,744	3,318,481
PIMCO Total Return Fund, Institutional Shares	354,664	3,942,708
Transamerica WMC Emerging Markets Fund, Class I Shares	125,556	1,389,905

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $33,768,270)		33,036,867
Exchange Traded Funds – 5.8%
iShares FTSE China 25 Index Fund	15,566	603,961
iShares iBoxx $ Investment Grade Corporate Bond Fund	5,807	674,773
iShares MSCI Emerging Markets Index Fund	11,136	469,160
PowerShares Global Listed Private Equity Portfolio ETF	114,510	1,013,413

TOTAL EXCHANGE TRADED FUNDS (COST $2,856,930)		2,761,307
TOTAL INVESTMENT SECURITIES—100.3%		47,785,613

Percentages indicated are based on net assets of $47,650,777.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2012.
ETF	Exchange Traded Fund

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies – 10.4%
HSBC Emerging Markets Debt Fund, Class I Shares	146,682	1,521,219
HSBC Prime Money Market Fund, Class I Shares, 0.12%(a)	661,661	661,661

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $2,149,876)		2,182,880
Affiliated Portfolios – 9.0%
HSBC Growth Portfolio		1,530,131
HSBC Opportunity Portfolio		374,636

TOTAL AFFILIATED PORTFOLIOS		1,904,767
Unaffiliated Investment Companies – 77.7%
Artisan Value Fund, Class IV Shares	57,192	600,518
Columbia High Yield Bond Fund, Class Z Shares	479,551	1,342,530
CRM Small/Mid Cap Value Fund, Institutional Shares	27,059	379,373
Delaware Emerging Markets Fund, Class I Shares	7,707	105,968
Dreyfus Global Real Estate Securities Fund, Class I Shares	4,675	33,985
EII Global Property Fund, Institutional Shares	3,724	53,920
Highbridge Statistical Market Neutral Fund, Select Shares	40,292	605,590
JPMorgan Equity Income Fund, Class I Shares	91,940	886,221
JPMorgan High Yield Fund, Select Shares	170,592	1,330,666
Lord Abbett Core Fixed Income Fund, Institutional Shares	222,710	2,479,124
Lord Abbett International Core Equity Trust, Class I Shares	107,275	1,200,412
Metropolitan West Total Return Bond Fund, Institutional Shares	237,104	2,489,385
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	200,210	1,373,438
PIMCO Total Return Fund, Institutional Shares	301,405	3,351,490
Transamerica WMC Emerging Markets Fund, Class I Shares	14,372	159,094

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $16,593,367)		16,391,714
Exchange Traded Funds – 3.0%
iShares iBoxx $ Investment Grade Corporate Bond Fund	2,789	324,082
iShares MSCI Emerging Markets Index Fund	5,457	229,903
PowerShares Global Listed Private Equity Portfolio ETF	9,012	79,756

TOTAL EXCHANGE TRADED FUNDS (COST $614,572)		633,741
TOTAL INVESTMENT SECURITIES—100.1%		21,113,102

Percentages indicated are based on net assets of $21,094,576.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2012.
ETF	Exchange Traded Fund

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars – 94.9%
Argentina – 2.0%
Republic of Argentina, 8.28%,
12/31/33, DN	400,143	321,115
Republic of Argentina, 2.50%,
12/31/38 (a)	1,025,000	399,750
		720,865
Bermuda – 0.6%
Pacnet Ltd., 9.25%, 11/9/15,
Callable 11/9/13 @ 104.63	250,000	228,750
Brazil – 9.9%
Banco ABC Brasil SA, 7.88%,
4/8/20	100,000	100,000
Banco BMG SA, 9.15%, 1/15/16	280,000	267,260
Banco do Brasil SA, 5.88%,
1/26/22	450,000	451,575
Banco Votorantim, Registered,
5.25%, 2/11/16, MTN	200,000	201,500
Banco Votorantim, Registered,
7.38%, 1/21/20	100,000	106,500
Federal Republic of Brazil,
4.88%, 1/22/21	1,000,000	1,125,000
Federal Republic of Brazil,
8.75%, 2/4/25	450,000	675,000
Federal Republic of Brazil,
8.25%, 1/20/34	100,000	150,850
Petrobras International Finance
Co., 5.75%, 1/20/20	400,000	428,614
		3,506,299
Chile – 0.6%
Empresa Nacional De Petroleo,
Registered, 4.75%, 12/6/21	220,000	227,614
China – 0.3%
Country Garden Holdings Co.
Ltd., Registered, 11.25%,
4/22/17, Callable 4/22/14 @
105.62	100,000	93,750
Colombia – 3.2%
Bancolombia SA, 5.95%, 6/3/21	100,000	101,250
Republic of Colombia, 7.38%,
1/27/17	350,000	430,500
Republic of Colombia, 8.13%,
5/21/24	300,000	418,200
Republic of Colombia, 6.13%,
1/18/41	150,000	180,000
		1,129,950
Dominican Republic – 0.3%
Dominican Republic, 7.50%,
5/6/21	100,000	102,150
El Salvador – 0.7%
Republic of El Salvador, 7.75%,
1/24/23	225,000	245,813
Hungary – 0.9%
Republic of Hungary, 6.25%,
1/29/20	100,000	92,500
Republic of Hungary, 6.38%,
3/29/21	250,000	231,250
		323,750
Indonesia – 10.3%
Majapahit Holding BV, 8.00%,
8/7/19	225,000	268,875
Republic of Indonesia, 7.25%,
4/20/15	700,000	798,000
Republic of Indonesia, 7.50%,
1/15/16	200,000	234,500
Republic of Indonesia, 6.88%,
1/17/18	575,000	682,812
Republic of Indonesia, 5.88%,
3/13/20	1,100,000	1,254,000
Republic of Indonesia, 4.88%,
5/5/21	400,000	430,000
		3,668,187
Kazakhstan – 2.4%
Development Bank of
Kazakhstan, 5.50%, 12/20/15	525,000	526,312
KazMunayGas National Co.,
6.38%, 4/9/21	325,000	342,063
		868,375
Lithuania – 1.5%
Republic of Lithuania, 5.13%,
9/14/17	350,000	344,750
Republic of Lithuania,
Registered, 6.63%, 2/1/22	200,000	202,792
		547,542
Luxembourg – 0.9%
Gaz Capital SA, Registered,
8.13%, 7/31/14	300,000	329,250
Malaysia – 0.6%
Petronas Capital Ltd., 5.25%,
8/12/19	175,000	197,524
Mexico – 12.5%
BBVA Bancomer SA Texas,
Registered, 6.50%, 3/10/21	375,000	372,937
Petroleos Mexicanos, 5.50%,
1/21/21	1,000,000	1,082,500
Petroleos Mexicanos, Registered,
4.88%, 1/24/22	150,000	154,796
United Mexican States, Series A,
5.13%, 1/15/20, MTN	1,520,000	1,726,720
United Mexican States, Series A,
7.50%, 4/8/33, MTN	100,000	138,750
United Mexican States, Series A,
6.05%, 1/11/40	800,000	967,200
		4,442,903
Pakistan – 0.2%
Islamic Republic of Pakistan,
6.88%, 6/1/17	100,000	69,000
Panama – 3.2%
Republic of Panama, 5.20%,
1/30/20	875,000	994,437
Republic of Panama, 7.13%,
1/29/26	100,000	131,150
		1,125,587
Peru – 2.4%
Republic of Peru, 7.13%, 3/30/19	150,000	189,375
Republic of Peru, 8.75%,
11/21/33	320,000	488,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Peru, continued
Republic of Peru, 6.55%, 3/14/37	125,000	157,187
		834,562
Philippines – 4.5%
Republic of Philippines, 6.50%,
1/20/20	225,000	269,437
Republic of Philippines, 4.00%,
1/15/21	1,300,000	1,335,750
		1,605,187
Poland – 2.3%
Republic of Poland, 5.13%,
4/21/21	350,000	360,062
Republic of Poland, 5.00%,
3/23/22	440,000	446,160
		806,222
Qatar – 0.3%
State of Qatar, 5.25%, 1/20/20	90,000	98,442
Romania – 0.3%
Romania, Registered, 6.75%,
2/7/22, MTN	100,000	99,107
Russian Federation – 10.7%
Alfa Issuance Ltd., Series E,
8.00%, 3/18/15, MTN	100,000	102,893
RSHB Capital SA, 6.30%,
5/15/17	475,000	495,900
Russia Foreign Bond, 5.00%,
4/29/20	800,000	844,000
Russia Foreign Bond, 7.50%,
3/31/30 (a)	1,544,750	1,830,529
RZD Capital Ltd., Series E,
5.74%, 4/3/17, MTN	500,000	518,750
		3,792,072
South Africa – 2.2%
Republic of South Africa, 6.88%,
5/27/19	650,000	776,750
Turkey – 8.3%
Republic of Turkey, 5.63%,
3/30/21	2,350,000	2,361,750
Republic of Turkey, 5.13%,
3/25/22	600,000	571,500
		2,933,250
Ukraine – 1.7%
Ukraine Government, 6.88%,
9/23/15	475,000	437,000
Ukraine Government, 7.75%,
9/23/20	200,000	175,000
		612,000
Uruguay – 1.5%
Republic of Uruguay, PIK,
7.88%, 1/15/33	375,000	524,063
Venezuela – 10.6%
Bolivarian Republic of
Venezuela, 7.65%, 4/21/25	125,000	85,000
Bolivarian Republic of
Venezuela, 9.25%, 5/7/28	750,000	555,000
Petroleos de Venezuela SA,
8.50%, 11/2/17	1,450,000	1,156,808
Republic of Venezuela, 7.00%,
12/1/18	100,000	75,000

	Shares or
	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Venezuela, continued
Republic of Venezuela, 7.75%,
10/13/19	2,500,000	1,900,000
		3,771,808
TOTAL YANKEE DOLLARS
(COST $32,551,757)		33,680,772
U.S. Treasury Obligations – 2.2%
U.S. Treasury Bonds – 1.3%
3.75%, 8/15/41	400,000	466,312
U.S. Treasury Notes – 0.9%
2.13%, 8/15/21	300,000	309,680

TOTAL U.S. TREASURY OBLIGATIONS
(COST $750,609)		775,992
Investment Company – 2.8%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01%(b)	995,223	995,223

TOTAL INVESTMENT COMPANY
(COST $995,223)		995,223
TOTAL INVESTMENT SECURITIES
(COST $34,297,589) — 99.9%		35,451,987

Percentages indicated are based on net assets of $35,487,533.
(a)	Step Bond: Coupon rate is set for an initial period and then increases to a higher coupon rate at a specified date.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2012.
DN	Discount Note
MTN	Medium Term Note
PIK	Payment-in-Kind

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

Emerging Markets Debt Fund

Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2012, the Fund’s open credit default swap agreements were as follows:

			Implied Credit
			Spread at					Unrealized
		Expiration	January 31, 2012	Notional	Fixed Rate		Upfront Premiums	Appreciaton/
Underlying Instrument	Counterparty	Date	(%) (b)	Amount ($)(c)	(%)	Value ($)	Paid/(Received) ($)	(Depreciation) ($)
Federative Republic of Brazil	Barclays Bank PLC	09/20/16	1.41	750,000	1.00	(12,134)	(15,908)	3,774
Malaysia	JPMorgan Chase Bank N.A.	09/20/16	1.30	1,000,000	1.00	(9,976)	(6,216)	(3,760)
Peoples Republic of China	JPMorgan Chase Bank N.A.	09/20/16	1.28	500,000	1.00	(5,392)	(3,227)	(2,165)
Peoples Republic of China	JPMorgan Chase Bank N.A.	09/20/16	1.28	500,000	1.00	(5,392)	(4,641)	(751)
						(32,894)	(29,992)	(2,902)

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC Emerging Markets Debt

At January 31, 2012, the Fund’s open forward foreign currency contracts were as follows:

			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	Barclays Bank PLC	3/2/12	530,910	300,000	301,710	(1,710)
Brazilian Real	Barclays Bank PLC	3/2/12	106,758	60,000	60,670	(670)
Mexican Nuevo Peso	JPMorgan Chase Bank N.A.	3/8/12	5,311,400	400,000	406,370	(6,370)
South African Rand	Barclays Bank PLC	3/12/12	1,611,080	200,000	205,023	(5,023)
				960,000	973,773	(13,773)

			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	JPMorgan Chase Bank N.A.	3/2/12	635,460	336,222	361,125	24,903
Mexican Nuevo Peso	JPMorgan Chase Bank N.A.	3/8/12	9,918,641	728,856	758,864	30,008
South African Rand	Barclays Bank PLC	3/12/12	1,493,686	180,965	190,084	9,119
				1,246,043	1,310,073	64,030

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Principal
	Amount	Value ($)
Foreign Bonds – 52.0%†
Hungary – 1.5%
Hungary Government Bond,
Series 22/A, 7.00%, 6/24/22	100,000,000	385,809
Indonesia – 6.2%
Indonesia Government, Series
FR28, 10.00%, 7/15/17	9,100,000,000	1,252,867
Indonesia Government, Series
FR56, 8.38%, 9/15/26	2,855,000,000	388,906
		1,641,773
Malaysia – 6.2%
Malaysian Government, Series
0409, 3.74%, 2/27/15	4,500,000	1,510,962
Malaysian Government, Series
0111, 4.16%, 7/15/21	380,000	131,152
		1,642,114
Mexico – 5.4%
Mexican Bonos Desarr, Series
M, 8.00%, 6/11/20 (a)	13,950,000	1,229,892
Mexican Bonos Desarr, Series
M, 6.50%, 6/10/21 (a)	1,600,000	127,828
Mexican Bonos Desarr, Series
M30, 8.50%, 11/18/38 (a)	800,000	69,676
		1,427,396
Peru – 2.6%
Peru Bono Soberano, 9.91%,
5/5/15	1,015,000	439,305
Republic of Peru, Registered
Shares, 6.95%, 8/12/31	652,000	254,566
		693,871
Poland – 6.7%
Poland Government Bond, Series
0414, 5.75%, 4/25/14	4,600,000	1,455,012
Poland Government Bond, Series
1020, 5.25%, 10/25/20	150,000	45,636
Poland Government Bond, Series
1021, 5.75%, 10/25/21	840,000	263,640
		1,764,288
Russian Federation – 3.2%
Russia Foreign Bond, 7.85%,
3/10/18	25,000,000	855,263
South Africa – 8.8%
Republic of South Africa, Series
R157, 13.50%, 9/15/15	10,000,000	1,566,361
Republic of South Africa, Series
R207, 7.25%, 1/15/20	1,200,000	149,910
Republic of South Africa, Series
R208, 6.75%, 3/31/21	5,066,000	607,834
		2,324,105
Thailand – 4.5%
Thailand Government Bond,
4.13%, 11/18/16	35,000,000	1,181,503
Turkey – 6.9%
Turkey Government Bond,
10.00%, 4/10/13 (a)	2,480,000	1,407,869

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

	Shares or
	Principal
	Amount	Value ($)
Foreign Bonds†, continued
Turkey, continued
Turkey Government Bond,
10.00%, 6/17/15 (a)	708,000	404,515
		1,812,384
TOTAL FOREIGN BONDS
(COST $14,205,242)		13,728,506
Yankee Dollars – 6.1%
Brazil – 1.3%
Banco BMG SA, 9.15%, 1/15/16	$ 80,000	76,360
Banco Votorantim, 4.25%,
2/8/13 , MTN(b)	250,000	251,950
		328,310
Kazakhstan – 0.9%
KazMunayGas National Co.,
Series 1, 8.38%, 7/2/13 , MTN	225,000	240,233
Luxembourg – 1.0%
TNK-BP Finance SA, Series 5,
7.50%, 3/13/13 , MTN	250,000	262,812
Russian Federation – 2.1%
AK Transneft OJSC, 7.70%,
8/7/13	225,000	241,855
Alfa Invest Ltd., 9.25%, 6/24/13, MTN	100,000	105,000
Sberbank, Series E, 6.48%,
5/15/13, MTN	200,000	210,000
		556,855
United Arab Emirates – 0.8%
The Abu Dhabi National Energy
Co. (TAQA), 6.60%, 8/1/13	200,000	212,000

TOTAL YANKEE DOLLARS
(COST $1,610,751)		1,600,210
Investment Company – 38.5%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01%(c)	10,175,004	10,175,004

TOTAL INVESTMENT COMPANY
(COST $10,175,004)		10,175,004
TOTAL INVESTMENT SECURITIES
(COST $25,990,997) — 96.6%		25,503,720

Percentages indicated are based on net assets of $26,412,765.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2012. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Step Bond: Coupon rate is set for an initial period and then increases to a higher coupon rate at a specified date.
(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2012.
MTN	Medium Term Note

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

Written Interest Rate Swaptions

At January 31, 2012, the fund’s open options contracts were as follows:

			Pay/Receive	Exercise	Expiration	Notional Amount	Premium
Description	Counterparty	Floating Rate Index	Floating Rate	Rate	Date	(Local)	Received ($)	Value ($)
Call -OTC 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Mexico Interbank TIIE Index	Receive	6.11%	2/10/2012	10,800,000 MXN	(3,878)	(1,126)
Put - OTC 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Mexico Interbank TIIE Index	Receive	7.16%	2/10/2012	10,800,000 MXN	(10,914)	(23)
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	Mexico Interbank TIIE Index	Receive	7.25%	2/14/2012	11,000,000 MXN	(10,612)	(43)
							(25,404)	(1,192)

Interest Rate Swap Agreements

At January 31, 2012, the Fund’s open interest rate swap agreements were as follows:

									Upfront	Unrealized
Pay/Receive		Fixed			Notional		Notional		Premiums	Appreciation/
Floating		Rate	Expiration		Amount		Amount	Value	Paid/(Received)	(Depreciation)
Rate	Floating Rate Index	(%)	Date	Counterparty	(Local)		($)	($)	($)	($)
Pay	1-Year BRL CDI	10.44	1/2/14	JPMorgan Chase Bank N.A.	2,200,000	BRL	1,259,806	8,181	-	8,181
Pay	1-Month MXN-TIIE-Banxico	6.69	12/23/21	Barclays Bank PLC	6,250,000	MXN	479,626	15,844	-	15,844
								24,025	-	24,025

Emerging Markets Local Debt Fund

At January 31, 2012, the Fund’s open forward foreign currency contracts were as follows:

			Contract			Unrealized
		Delivery	Amount	Contract		Appreciation/
Short Contracts	Counterparty	Date	(Local Currency)	Value($)	Value($)	(Depreciation)($)
Brazilian Real	JPMorgan Chase Bank N.A.	3/2/12	719,600	400,000	408,941	(8,941)
Brazilian Real	Barclays Bank PLC	3/2/12	358,200	200,000	203,561	(3,561)
Chinese Yuan	Standard Charter Bank	2/14/12	1,622,500	257,091	257,155	(64)
Colombian Peso	JPMorgan Chase Bank N.A.	3/20/12	366,193,000	188,226	201,813	(13,587)
Czech Koruna	JPMorgan Chase Bank N.A.	3/8/12	1,563,954	80,000	80,858	(858)
Hong Kong Dollar	Standard Charter Bank	6/28/12	776,600	100,000	100,175	(175)
Hungarian Forint	Barclays Bank PLC	2/8/12	88,660,200	365,684	394,088	(28,404)
Hungarian Forint	JPMorgan Chase Bank N.A.	2/8/12	418,830,910	1,703,951	1,861,675	(157,724)
Hungarian Forint	Barclays Bank PLC	4/17/12	74,763,592	332,341	329,820	2,521
Hungarian Forint	Standard Charter Bank	4/17/12	79,702,000	350,000	351,606	(1,606)
Indian Rupee	JPMorgan Chase Bank N.A.	3/27/12	25,520,000	500,000	509,317	(9,317)
Indonesian Rupiah	Barclays Bank PLC	3/28/12	4,098,550,000	440,704	454,103	(13,399)
Malaysian Ringgit	Barclays Bank PLC	3/7/12	1,608,000	511,028	527,674	(16,646)
Malaysian Ringgit	Barclays Bank PLC	3/7/12	262,449	82,000	86,124	(4,124)
Mexican Peso	Barclays Bank PLC	3/8/12	8,243,042	601,923	630,666	(28,743)
Mexican Peso	JPMorgan Chase Bank N.A.	3/8/12	1,039,829	75,000	79,556	(4,556)
Mexican Peso	JPMorgan Chase Bank N.A.	3/8/12	5,806,212	440,000	444,227	(4,227)
Mexican Peso	JPMorgan Chase Bank N.A.	3/8/12	10,330,830	790,000	790,401	(401)
Peruvian Nuevo Sol	JPMorgan Chase Bank N.A.	2/14/12	494,237	183,200	183,756	(556)
Peruvian Nuevo Sol	JPMorgan Chase Bank N.A.	4/19/12	411,317	152,115	152,551	(436)
Philippine Peso	Standard Charter Bank	2/14/12	17,601,880	402,974	410,155	(7,181)
Polish Zloty	Barclays Bank PLC	3/8/12	835,396	245,762	258,101	(12,339)
Polish Zloty	Barclays Bank PLC	3/8/12	697,460	200,000	215,485	(15,485)
Polish Zloty	Barclays Bank PLC	3/8/12	1,059,315	300,000	327,283	(27,283)
Russian Ruble	JPMorgan Chase Bank N.A.	3/29/12	6,426,000	200,000	210,969	(10,969)
Russian Ruble	Barclays Bank PLC	3/29/12	9,588,000	300,000	314,779	(14,779)
Singapore Dollar	Barclays Bank PLC	3/8/12	63,474	50,000	50,476	(476)
Singapore Dollar	Barclays Bank PLC	3/27/12	63,474	50,658	50,478	180
South African Rand	Barclays Bank PLC	3/12/12	3,703,206	448,656	471,264	(22,608)
Thai Baht	Standard Charter Bank	2/21/12	4,863,870	152,808	157,118	(4,310)
				10,104,121	10,514,175	(410,054)

			Contract			Unrealized
		Delivery	Amount	Contract		Appreciation/
Long Contracts	Counterparty	Date	(Local Currency)	Value($)	Value($)	(Depreciation)($)
Argentine Peso	JPMorgan Chase Bank N.A.	4/27/12	1,008,175	222,065	225,269	3,204
Brazilian Real	JPMorgan Chase Bank N.A.	3/2/12	3,837,060	2,030,190	2,180,559	150,369
Brazilian Real	Barclays Bank PLC	3/2/12	49,686	28,000	28,236	236
Chilean Peso	Barclays Bank PLC	3/20/12	119,025,000	226,714	240,954	14,240
Chilean Peso	Barclays Bank PLC	3/20/12	24,750,000	50,000	50,104	104
Chinese Yuan	Standard Charter Bank	2/14/12	1,622,500	256,218	257,155	937
Chinese Yuan	Standard Charter Bank	4/19/12	1,622,500	257,622	257,074	(548)
Colombian Peso	Standard Charter Bank	3/20/12	313,650,000	170,000	172,856	2,856
Colombian Peso	Barclays Bank PLC	3/20/12	310,291,345	168,545	171,005	2,460
Colombian Peso	JPMorgan Chase Bank N.A.	3/20/12	549,600,000	300,000	302,891	2,891
Colombian Peso	Barclays Bank PLC	3/20/12	183,000,000	100,000	100,853	853
Colombian Peso	JPMorgan Chase Bank N.A.	3/20/12	126,560,000	70,000	69,749	(251)
Czech Koruna	JPMorgan Chase Bank N.A.	3/8/12	14,780,580	787,080	764,169	(22,911)
Czech Koruna	Barclays Bank PLC	3/8/12	5,879,475	300,000	303,974	3,974
Hong Kong Dollar	Barclays Bank PLC	6/28/12	10,712,541	1,377,713	1,381,823	4,110
Hungarian Forint	Barclays Bank PLC	2/8/12	314,435,360	1,402,477	1,397,644	(4,833)
Hungarian Forint	Barclays Bank PLC	2/8/12	69,105,000	300,000	307,167	7,167
Hungarian Forint	JPMorgan Chase Bank N.A.	2/8/12	49,370,000	200,000	219,446	19,446
Hungarian Forint	Barclays Bank PLC	2/8/12	74,580,750	300,000	331,506	31,506
Hungarian Forint	JPMorgan Chase Bank N.A.	4/17/12	418,830,910	1,691,358	1,847,677	156,319
Indian Rupee	Barclays Bank PLC	3/27/12	39,907,540	739,988	796,457	56,469
Israeli New Shekel	Barclays Bank PLC	4/3/12	1,397,144	365,582	373,210	7,628
Mexican Peso	JPMorgan Chase Bank N.A.	3/8/12	8,785,359	645,578	672,158	26,580
Mexican Peso	Barclays Bank PLC	3/8/12	30,000,000	2,174,701	2,295,268	120,567
Mexican Peso	Barclays Bank PLC	3/8/12	2,465,730	180,000	188,650	8,650
Mexican Peso	Barclays Bank PLC	3/8/12	2,707,500	200,000	207,148	7,148
Mexican Peso	Standard Charter Bank	3/8/12	220,000	16,689	16,832	143
Mexican Peso	JPMorgan Chase Bank N.A.	3/8/12	3,277,500	250,000	250,758	758
Peruvian Nuevo Sol	Barclays Bank PLC	2/14/12	82,920	30,407	30,829	422
Peruvian Nuevo Sol	JPMorgan Chase Bank N.A.	2/14/12	411,317	152,679	152,927	248
Philippine Peso	JPMorgan Chase Bank N.A.	2/14/12	17,601,880	406,510	410,155	3,645
Philippine Peso	Standard Charter Bank	5/18/12	17,601,880	401,732	407,551	5,819
Polish Zloty	Barclays Bank PLC	3/8/12	2,753,354	813,254	850,667	37,413
Polish Zloty	Barclays Bank PLC	3/8/12	331,247	100,000	102,341	2,341
Polish Zloty	Barclays Bank PLC	3/8/12	1,075,691	334,981	332,342	(2,639)
Polish Zloty	Standard Charter Bank	3/8/12	1,139,880	350,000	352,174	2,174
Romanian Leu	JPMorgan Chase Bank N.A.	4/5/12	1,296,417	387,975	387,694	(281)
Russian Ruble	Barclays Bank PLC	3/29/12	23,792,390	742,410	781,117	38,707
Singapore Dollar	Barclays Bank PLC	3/27/12	1,699,000	1,314,121	1,351,148	37,027
Singapore Dollar	Barclays Bank PLC	3/8/12	63,474	50,657	50,476	(181)
South Korean Won	Barclays Bank PLC	3/27/12	201,525,000	174,073	179,304	5,231
Taiwan Dollar	Barclays Bank PLC	3/27/12	7,157,500	237,082	242,349	5,267
Thai Baht	Barclays Bank PLC	2/21/12	4,863,870	157,560	157,118	(442)
Thai Baht	Standard Charter Bank	5/21/12	4,863,870	152,105	156,275	4,170
Turkish Lira	JPMorgan Chase Bank N.A.	5/11/12	1,561,809	810,025	859,793	49,768
Turkish Lira	JPMorgan Chase Bank N.A.	5/11/12	190,535	99,263	104,892	5,629
				21,525,354	22,319,744	794,390

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Shares	Value ($)
Common Stocks – 84.7%
Argentina – 8.0%
Banco Macro SA ADR	11,200	277,088
Grupo Financiero Galicia SA ADR	30,461	235,464
Telecom Argentina SA ADR	19,770	414,181
YPF SA ADR	6,900	241,500
		1,168,233
Australia – 0.7%
Centamin plc*	66,197	98,146
Bangladesh – 1.7%
Islami Bank Bangladesh Ltd. *	233,000	132,157
Prime Bank Ltd.	269,000	119,131
		251,288
Cambodia – 0.9%
NagaCorp Ltd.	372,000	140,548
Canada – 0.6%
SouthGobi Resources Ltd. *	11,500	82,301
Colombia – 2.4%
Ecopetrol SA	140,000	355,958
Croatia – 1.0%
Hrvatski Telekom dd	3,500	144,212
Egypt – 3.0%
Commercial International Bank	26,114	102,272
Orascom Construction Industries (OCI)	5,203	216,106
Orascom Telecom Holding SAE	124,200	74,817
Six of October Development &
Investment Co.	26,500	46,087
		439,282
Estonia – 1.0%
Tallink Group Ltd. *	199,500	153,164
Georgia – 1.7%
Bank of Georgia GDR *(a)	17,550	244,823
Kazakhstan – 6.0%
Kazakhmys plc	17,500	313,229
KazMunaiGas Exploration
Production GDR (a)	36,000	568,800
		882,029
Kenya – 3.1%
Cove Energy plc *	59,000	126,426
Kenya Commercial Bank Ltd.	885,000	200,896
Safaricom Ltd.	3,400,000	129,988
		457,310
Kuwait – 6.1%
Kuwait Projects Co. (Holding) KSC	150,000	170,331
Mabanee Co. SAKC *	55,000	170,512
Mobile Telecommunications Co.	82,500	249,820
National Bank of Kuwait	70,000	297,765
		888,428
Lebanon – 1.8%
Banque Audi Sal - Audi Saradar Group	12,000	68,400
Solidere, Class A	14,000	197,540
		265,940
Nigeria – 9.6%
Dangote Cement plc	90,000	66,501
First Bank of Nigeria plc	3,616,500	223,435
Guaranty Trust Bank plc	2,800,000	243,229
Guinness Nigeria plc	158,000	225,644
Nestle Foods Nigeria plc	52,800	140,975
Nigerian Breweries plc	310,277	178,113
Oando plc	365,000	40,727
Skye Bank plc	2,200,000	47,675
Zenith Bank plc	3,200,000	247,376
		1,413,675
Oman – 3.3%
Bank Muscat SAOG	186,900	358,359
Renaissance Services SAOG	95,200	120,453
		478,812
Pakistan – 6.1%
MCB Bank Ltd.	116,500	222,729
Pakistan Petroleum Ltd.	115,060	222,993
The Hub Power Co. Ltd.	621,692	242,006
United Bank Ltd.	327,100	207,549
		895,277
Panama – 1.1%
Copa Holdings SA, Class A	2,436	165,989
Peru – 4.1%
Cia de Minas Buenaventura SA ADR	5,200	223,080
Credicorp Ltd.	3,300	375,078
		598,158
Philippines – 4.2%
Metropolitan Bank & Trust Co.	68,660	121,480
Security Bank Corp.	80,100	212,815
SM Investments Corp.	19,900	288,265
		622,560
Qatar – 11.6%
Doha Bank QSC	10,551	182,274
Gulf International Services QSC	11,000	68,580
Industries Qatar QSC	5,668	203,307
Qatar Electricity & Water Co.	3,074	119,211
Qatar Insurance Co.	4,100	93,463
Qatar Islamic Bank	8,000	181,049
Qatar National Bank	10,709	391,459
Qatar Telecom (QTEL) QSC	7,617	305,433
The Commercial Bank of Qatar QSC	7,058	160,506
		1,705,282
Slovenia – 2.4%
KRKA dd	5,270	348,080
United Arab Emirates – 4.3%
DP World Ltd.	12,324	134,948
Drake & Scull International *	385,000	92,241
Emaar Properties PJSC	470,000	350,612

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
United Arab Emirates, continued
Emirates NBD PJSC	57,664	47,255
		625,056

TOTAL COMMON STOCKS
(COST $12,668,089)		12,424,551
Preferred Stock – 4.0%
Colombia – 4.0%
Bancolombia SA, Preferred Shares	37,500	579,538

TOTAL PREFERRED STOCK
(COST $600,411)		579,538
Right – 0.0%
Colombia – 0.0%
Bancolombia SA, Preferred Shares*	3,045	24

TOTAL RIGHT
(COST $—)		24
Participatory Notes – 7.4%
Saudi Arabia – 1.6%
Etihad Etisalat Co., 12/3/12,
(Deutsche Bank AG)*(a)	15,000	232,050
United Arab Emirates – 5.1%
Abu Dhabi Commercial Bank,
4/22/13, (Citigroup Global
Markets Holding, Inc.)	110,000	85,910
Dana Gas, 3/1/17, (Deutsche
Bank AG)*	481,907	53,010
First Gulf Bank PJSC, 2/11/19,
(Deutsche Bank AG)*	52,700	246,109
National Bank of Abu Dhabi,
11/29/13, (Citigroup Global
Markets Holding, Inc.)*	98,000	284,298

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

	Shares	Value ($)
Participatory Notes, continued
United Arab Emirates, continued
Union National Bank of Abu
Dhabi, 9/27/13, (Citigroup
Global Markets Holding, Inc.)*	92,500	77,145
		746,472
Vietnam – 0.7%
PetroVietnam Drilling and Well
Services JSC, 9/6/16,
(JPMorgan Chase)*	56,099	100,922

TOTAL PARTICIPATORY NOTES
(COST $1,103,573)		1,079,444
Exchange Traded Fund – 0.6%
SIF 5 Oltenia Craiova	246,000	91,811

TOTAL EXCHANGE TRADED FUND
(COST $79,174)		91,811
Investment Company – 3.3%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01%(b)	484,677	484,677

TOTAL INVESTMENT COMPANY
(COST $484,677)		484,677
TOTAL INVESTMENT SECURITIES
(COST $14,935,924) — 100.0%		14,660,045

Percentages indicated are based on net assets of $14,658,794.
*	Represents non-income producing security.
(a)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2012.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

Schedule of Portfolio Investments - January 31, 2012

The Fund invested, as a percentage of net assets in the following industries, as of January 31, 2012:

Percentage of
Industry	Net Assets
Commercial Banks	33.3%
Oil, Gas & Consumable Fuels	13.6%
Energy Equipment & Services	6.6%
Diversified Financial Services	5.1%
Diversified Telecommunication Services	5.1%
Metals & Mining	4.3%
Wireless Telecommunication Services	4.1%
Construction & Engineering	3.4%
Investment Companies	3.3%
Real Estate Management & Development	3.1%
Beverages	2.8%
Hotels, Restaurants & Leisure	2.4%
Pharmaceuticals	2.4%
Industrial Conglomerates	2.3%
Independent Power Producers & Energy Traders	1.7%
Marine	1.5%
Airlines	1.1%
Food Products	1.0%
Multi-Utilities	0.8%
Insurance	0.6%
Exchanged traded Fund	0.6%
Construction Materials	0.5%
Transportation Infrastructure	0.4%
Total Investments	100.0%

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Shares	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 2.4%
Precision Castparts Corp.,	3,600	589,248
United Technologies Corp.,	21,500	1,684,525
		2,273,773
Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.,	13,750	946,550
Auto Components – 1.3%
BorgWarner, Inc., (a)	16,400	1,223,932
Biotechnology – 2.9%
Biogen Idec, Inc., (a)	11,400	1,344,288
Celgene Corp., (a)	19,400	1,410,380
		2,754,668
Capital Markets – 2.2%
Franklin Resources, Inc.,	12,800	1,358,080
TD Ameritrade Holding Corp.,	43,600	702,396
		2,060,476
Chemicals – 3.7%
Ecolab, Inc.,	22,400	1,353,856
Monsanto Co.,	26,400	2,166,120
		3,519,976
Communications Equipment – 3.5%
QUALCOMM, Inc.,	55,500	3,264,510
Computers & Peripherals – 9.3%
Apple, Inc., (a)	10,955	5,000,738
EMC Corp., (a)	101,400	2,612,064
NetApp, Inc., (a)	28,400	1,071,816
		8,684,618
Construction & Engineering – 1.4%
Fluor Corp.,	23,900	1,344,136
Diversified Financial Services – 2.6%
IntercontinentalExchange, Inc., (a)	9,200	1,053,216
JPMorgan Chase & Co.,	36,500	1,361,450
		2,414,666
Energy Equipment & Services – 3.6%
FMC Technologies, Inc., (a)	35,900	1,834,849
Schlumberger Ltd.,	20,800	1,563,536
		3,398,385
Food & Staples Retailing – 1.1%
Costco Wholesale Corp.,	12,700	1,044,829
Food Products – 0.9%
General Mills, Inc.,	21,500	856,345
Health Care Equipment & Supplies – 3.4%
Edwards Lifesciences Corp., (a)	16,500	1,364,055
Intuitive Surgical, Inc., (a)	2,200	1,011,802
Varian Medical Systems, Inc., (a)	12,700	836,549
		3,212,406
Health Care Providers & Services – 4.5%
Express Scripts, Inc., (a)	27,750	1,419,690
UnitedHealth Group, Inc.,	54,000	2,796,660
		4,216,350
Health Care Technology – 0.8%
Cerner Corp., (a)	12,300	748,947
Hotels, Restaurants & Leisure – 4.7%
Las Vegas Sands Corp., (a)	38,800	1,905,468
Starbucks Corp.,	29,400	1,409,142
Yum! Brands, Inc.,	16,900	1,070,277
		4,384,887
Internet & Catalog Retail – 4.5%
Amazon.com, Inc., (a)	8,550	1,662,462
Priceline.com, Inc., (a)	4,770	2,525,620
		4,188,082
Internet Software & Services – 5.9%
Baidu, Inc. ADR, (a)	13,625	1,737,460
Google, Inc., Class A(a)	3,760	2,181,213
LinkedIn Corp., Class A(a)	7,500	541,125
VeriSign, Inc.,	30,100	1,115,506
		5,575,304
IT Services – 6.0%
Cognizant Technology Solutions Corp., (a)	35,800	2,568,650
Visa, Inc., Class A	30,100	3,029,264
		5,597,914
Machinery – 7.0%
Caterpillar, Inc.,	11,000	1,200,320
Danaher Corp.,	57,200	3,003,572
Deere & Co.,	15,200	1,309,480
Illinois Tool Works, Inc.,	19,200	1,018,176
		6,531,548
Metals & Mining – 0.9%
Cliffs Natural Resources, Inc.,	12,300	888,675
Oil, Gas & Consumable Fuels – 4.1%
Concho Resources, Inc., (a)	17,900	1,909,214
Occidental Petroleum Corp.,	19,800	1,975,446
		3,884,660
Personal Products – 1.0%
The Estee Lauder Cos., Inc., Class A	16,800	973,224
Pharmaceuticals – 2.0%
Perrigo Co.,	5,900	564,040
Shire plc ADR,	12,900	1,283,808
		1,847,848
Real Estate Investment Trusts (REITs) – 2.1%
American Tower Corp.,	31,100	1,975,161
Road & Rail – 3.8%
Union Pacific Corp.,	31,100	3,555,041
Semiconductors & Semiconductor Equipment – 0.8%
Altera Corp.,	19,300	767,947
Software – 7.4%
Citrix Systems, Inc., (a)	13,700	893,377
Intuit, Inc.,	19,400	1,094,936
Microsoft Corp.,	44,900	1,325,897
Oracle Corp.,	72,500	2,044,500

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Software, continued
Salesforce.com, Inc., (a)	13,900	1,623,520
		6,982,230
Specialty Retail – 1.9%
Abercrombie & Fitch Co., Class A	18,400	845,296
O’Reilly Automotive, Inc., (a)	11,200	912,912
		1,758,208
Textiles, Apparel & Luxury Goods – 2.1%
Coach, Inc.,	7,300	511,365
Ralph Lauren Corp.,	9,500	1,444,000
		1,955,365

TOTAL COMMON STOCKS
(COST $73,859,282)		92,830,661
Investment Company – 0.9%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01%(b)	826,355	826,355

TOTAL INVESTMENT COMPANY
(COST $826,355)		826,355
TOTAL INVESTMENT SECURITIES
(COST $74,868,320) — 99.8%		93,657,016

Percentages indicated are based on net assets of $93,881,911.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2012.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Shares	Value ($)
Common Stocks – 95.8%
Aerospace & Defense – 3.7%
BE Aerospace, Inc. (a)	75,900	3,202,980
TransDigm Group, Inc. (a)	22,150	2,315,340
		5,518,320
Auto Components – 0.8%
The Goodyear Tire & Rubber Co. (a)	90,500	1,176,500
Capital Markets – 1.0%
Lazard Ltd., Class A	52,120	1,496,886
Chemicals – 4.3%
Celanese Corp., Series A	57,650	2,808,131
Westlake Chemical Corp.	61,975	3,622,439
		6,430,570
Commercial Banks – 2.9%
Comerica, Inc.	91,770	2,539,276
First Horizon National Corp.	1	9
First Republic Bank (a)	57,740	1,731,045
		4,270,330
Commercial Services & Supplies – 1.6%
Waste Connections, Inc.	72,235	2,333,913
Communications Equipment – 2.2%
JDS Uniphase Corp. (a)	58,270	739,446
Polycom, Inc. (a)	124,430	2,482,379
		3,221,825
Containers & Packaging – 3.8%
Crown Holdings, Inc. (a)	78,910	2,846,284
Packaging Corp. of America	98,700	2,777,418
		5,623,702
Diversified Consumer Services – 0.5%
DeVry, Inc.	21,570	814,483
Diversified Financial Services – 1.1%
MSCI, Inc., Class A(a)	52,120	1,698,070
Electrical Equipment – 2.5%
Hubbell, Inc., Class B	52,360	3,767,826
Energy Equipment & Services – 2.6%
Ensco International plc ADR	36,240	1,907,674
Rowan Cos., Inc. (a)	59,530	2,024,615
		3,932,289
Food Products – 3.3%
Ralcorp Holdings, Inc. (a)	56,840	4,970,658
Health Care Equipment & Supplies – 6.1%
DENTSPLY International, Inc.	100,490	3,792,492
Hill-Rom Holdings, Inc.	68,890	2,274,059
IDEXX Laboratories, Inc. (a)	35,910	3,037,627
		9,104,178
Health Care Providers & Services – 1.6%
Coventry Health Care, Inc. (a)	76,950	2,313,887
Insurance – 1.7%
Everest Re Group Ltd.	29,070	2,482,578
IT Services – 4.9%
Alliance Data Systems Corp. (a)	32,740	3,627,592
FleetCor Technologies, Inc. (a)	64,900	2,205,951
Syntel, Inc.	30,210	1,417,453
		7,250,996
Life Sciences Tools & Services – 2.5%
Mettler-Toledo International, Inc. (a)	20,930	3,673,215
Machinery – 6.6%
Crane Co.	58,904	2,827,392
Gardner Denver, Inc.	19,540	1,457,684
IDEX Corp.	61,480	2,491,169
The Timken Co.	61,690	3,012,323
		9,788,568
Oil, Gas & Consumable Fuels – 7.0%
Alpha Natural Resources, Inc. (a)	85,562	1,721,507
Denbury Resources, Inc. (a)	198,670	3,746,916
Tesoro Corp. (a)	199,020	4,981,471
		10,449,894
Pharmaceuticals – 2.3%
Elan Corp. plc ADR (a)	255,620	3,478,988
Professional Services – 2.0%
IHS, Inc., Class A(a)	32,490	2,907,205
Real Estate Management & Development – 0.9%
Jones Lang LaSalle, Inc.	16,770	1,320,805
Road & Rail – 6.0%
Hertz Global Holdings, Inc. (a)	314,980	4,283,728
Landstar System, Inc.	68,400	3,498,660
Ryder System, Inc.	19,140	1,077,199
		8,859,587
Semiconductors & Semiconductor Equipment – 5.8%
LSI Corp. (a)	158,980	1,203,479
NXP Semiconductors N.V. (a)	64,950	1,378,888
ON Semiconductor Corp. (a)	225,730	1,963,851
Skyworks Solutions, Inc. (a)	87,620	1,890,840
Teradyne, Inc. (a)	136,970	2,239,459
		8,676,517
Software – 4.5%
Informatica Corp. (a)	70,360	2,976,228
Nuance Communications, Inc. (a)	127,770	3,644,000
		6,620,228
Specialty Retail – 9.0%
Foot Locker, Inc.	187,130	4,910,291
O’Reilly Automotive, Inc. (a)	35,300	2,877,303
Signet Jewelers Ltd.	56,430	2,572,080
Williams-Sonoma, Inc.	82,980	2,975,663
		13,335,337
Textiles, Apparel & Luxury Goods – 0.1%
Michael Kors Holdings Ltd. (a)	5,940	183,843
Trading Companies & Distributors – 3.4%
United Rentals, Inc. (a)	67,100	2,565,904

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Trading Companies & Distributors, continued
WESCO International, Inc. (a)	39,700	2,496,336
		5,062,240
Wireless Telecommunication Services – 1.1%
NII Holdings, Inc. (a)	79,900	1,606,789

TOTAL COMMON STOCKS
(COST $119,729,555)		142,370,227
Investment Company – 5.3%
Northern Institutional
Government Select Portfolio,
Institutional Shares, 0.01%(b)	7,937,977	7,937,977

TOTAL INVESTMENT COMPANY
(COST $7,937,977)		7,937,977
TOTAL INVESTMENTS SECURITIES
(COST $129,902,563) — 101.1%		150,308,204

Percentages indicated are based on net assets of $148,627,240.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2012.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

Notes to Schedules of Portfolio Investments
(Unaudited)	January 31, 2012

1. Organization:

     The HSBC Funds (formerly, HSBC Investor Funds) (the “Trust’’), a Massachusetts business trust organized on April 22, 1987, and is registered under the Investment Company Act of 1940, as amended (the “Act’’), as open-end management investment companies. As of January 31, 2012, the Trust is comprised of 14 separate operational funds, each a series of the HSBC Family of Funds (formerly, HSBC Investor Family of Funds), which also includes the HSBC Advisor Funds Trust and the HSBC Portfolios (formerly, HSBC Investor Portfolios) (collectively the “Trusts’’). The accompanying Schedules of Portfolio Investments (“Schedules”) are presented for the following funds (individually a “Fund”, collectively the “Funds”):

Fund	Short Name
HSBC Growth Fund (formerly, HSBC Investor Growth Fund)	Growth Fund
HSBC Opportunity Fund (formerly, HSBC Investor Opportunity Fund)	Opportunity Fund
(Individually a “Feeder Fund”, collectively the “Feeder Funds”)

HSBC New York Tax-Free Money Market Fund (formerly, HSBC Investor New York Tax-Free Money Market Fund)	N.Y. Tax-Free Money Market Fund
HSBC Prime Money Market Fund (formerly, HSBC Investor Prime Money Market Fund)	Prime Money Market Fund
HSBC Tax-Free Money Market Fund (formerly, HSBC Investor Tax-Free Money Market Fund)	Tax-Free Money Market Fund
HSBC U.S. Government Money Market Fund (formerly, HSBC Investor U.S. Government Money Market Fund)	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund (formerly, HSBC Investor U.S. Treasury Money Market Fund)	U.S. Treasury Money Market Fund
(Individually a “Money Market Fund”, collectively the “Money Markets Funds”)

Aggressive Strategy Fund	Aggressive Strategy Fund
Balanced Strategy Fund	Balanced Strategy Fund
Moderate Strategy Fund	Moderate Strategy Fund
Conservative Strategy	Conservative Strategy Fund
(Individually a “World Selection Fund”, collectively the “World Selection Funds”)

HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Emerging Markets Local Debt Fund	Emerging Markets Local Debt Fund
HSBC Frontier Markets Fund	Frontier Markets Fund
(Individually an “Emerging Markets Fund”, collectively the “Emerging Markets Funds”)

     The Feeder Funds, World Selection Funds, Money Market Funds and Emerging Markets Funds are collectively referred to as the “Funds.”

     The HSBC Growth Portfolio (formerly HSBC Investor Growth Portfolio) and the HSBC Opportunity Portfolio (HSBC Investor Opportunity Portfolio) (individually a “Portfolio”, collectively the “Portfolios”) are a diversified series of the HSBC Investor Portfolios (the “Portfolios Trust”). The Portfolios Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also may receive investments from certain funds of funds. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

     The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

		Proportionate
		Interest on
Feeder Fund	Respective Portfolio	January 31, 2012
Growth Fund	HSBC Growth Portfolio	78.3%
Opportunity Fund	HSBC Opportunity Portfolio	8.3%

     The Portfolios are part of the HSBC Family of Funds, and like each Feeder Fund, are open-end management investment companies. The Portfolios’ Schedules are published separately and should be read in conjunction with the Schedules of the Feeder Funds and the World Selection Funds.

     Each of the World Selection Funds is a diversified fund. Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund may also purchase and hold Exchange Traded Notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset. The Underlying Funds may include private equity funds and real estate funds that are organized as mutual funds or Exchange Traded Funds (“ETFs”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

     Each of the Emerging Markets Funds is a non-diversified fund. The Emerging Markets Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Emerging Markets Debt Fund and the Emerging Markets Local Debt Fund (“Debt Funds”) are authorized to issue three classes of shares: Class A Shares, Class I Shares, and Class S Shares. Class A Shares of the Debt Funds have a maximum sales charge of 4.75% as a percentage of the original purchase price. The Frontier Markets Fund is authorized to issue two classes of shares: Class A Shares and Class I Shares. Class A Shares of the Frontier Markets Fund has a maximum sales charge of 5.00% as a percentage of the original purchase price. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

     Under the Trust and Portfolios Trust’s organizational documents, the Trust’s and Portfolios Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds and Portfolios. In addition, in the normal course of business, the Trust and Portfolios Trust enter into contracts with service providers, which also provide for indemnifications by the Funds and Portfolios. The Funds’ and Portfolios’ maximum exposure under these arrangements is unknown, as this would involve any future claims that may be made against the Funds and the Portfolios. However, based on experience, the Trust and Portfolios Trust expect that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

A. Feeder Funds, Emerging Markets Funds and Portfolios

     The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

B. Money Market Funds

     Investments of the Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

C. World Selection Funds

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds. The World Selection Funds record their investments in the Portfolios at fair value. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed in the notes to those financial statements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds or portfolios in which the World Selection Funds are invested are described in their respective notes to financial statements.

Investment Transactions:

A. Feeder Funds and World Selection Funds

     The Feeder Funds and World Selection Funds record investments into the Portfolios on a trade date basis. The Feeder Funds and World Selection Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolios. Changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs for each World Selection Fund are reflected not later than one business day after trade date. However, for financial reporting purposes, changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs are accounted for on trade date. In addition, the Feeder Funds and World Selection Funds accrue their own expenses daily as incurred.

B. Portfolios, Money Market and Emerging Markets Funds

     Investment transactions are accounted for not later than one business day after trade date. However, for financial reporting purposes, changes in holdings are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis.

Restricted and Illiquid Securities:

     A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees (“Trustees”) of the Trust and the Portfolios Trust. Therefore, not all restricted securities are considered illiquid. At January 31, 2012, the Funds and Portfolios did not hold any restricted securities that were not deemed liquid.

Participation Notes and Participatory Notes:

     The Frontier Markets Fund may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects the Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

Repurchase Agreements:

     The Funds (except the U.S. Treasury Money Market Fund) and Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ or the Portfolios’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counter-party default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translation:

     The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities.

Derivative Instruments:

     All open derivative positions at period end are reflected on the Fund’s and Portfolio’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds and Portfolios, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Contracts:

     Each Emerging Market Fund may enter into forward foreign currency contracts. The Emerging Markets Funds enter into forward foreign currency contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Each Portfolio may enter into forward foreign currency contracts. The Portfolios enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Emerging Markets Funds and Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency. Open forward foreign currency contracts as of January 31, 2012, are presented in the Emerging Markets Funds’ Schedules.

Options Contracts:

     The Emerging Markets Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Emerging Markets Funds pay a premium which is recorded as the cost basis in the investment which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. When writing options, the Emerging Markets Funds receive a premium which is recorded as a liability which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

     The Emerging Markets Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition to the foreign currency risk related to the use of these contracts, the Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The Emerging Markets Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. In addition to the interest rate risk related to the use of these contracts, the Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

     The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to an Emerging Markets Fund at prearranged exposure levels to cover an Emerging Markets Fund’s exposure to the counterparty.

     The Emerging Markets Local Debt Fund had the following transactions in written interest rate swaptions during the period ended January 31, 2012:

	Number of	Premium
	Contracts	Received ($)
Options outstanding at October 31, 2011	-	-
Options written	(4,360)	(28,947)
Options exercised	1,100	3,543
Options outstanding at January 31, 2012	(3,260)	(25,404)

Futures Contracts:

     Each Portfolio and Emerging Markets Fund may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolios and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of January 31, 2012, the Portfolios and Emerging Markets Funds did not have any open futures contracts.

Swap Agreements:

     The Emerging Markets Funds may enter into swap contracts and other similar instruments in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

     The Emerging Markets Funds will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two returns. Upfront receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be. These upfront receipts and payments are amortized to income or expense over the life of the swap agreement. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as unrealized appreciation or depreciation on swap agreements and, when cash is exchanged, the gain or loss realized is recorded as realized gains or losses on swap agreements. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or pledging such securities as collateral.

     Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

     Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of January 31, 2012 for which a Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

     The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. As of January 31, 2012, the Emerging Markets Local Debt Fund entered into interest rate swap agreements to manage its exposure to interest rates and as a substitute for investing directly in securities. As of January 31, 2012, the Emerging Markets Debt Fund entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk.

3. Investment Valuation Summary

     The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets

• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Feeder Funds and World Selection Funds

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The Feeder Funds and World Selection Funds record their investments in their respective Portfolios at fair value, which are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, respectively, as more fully discussed below.

Portfolios and Emerging Markets Funds

     Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Exchange traded, foreign equity securities are valued in the appropriate currency on the last quoted sale price and are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

     Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of trading of the New York Stock Exchange and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued at the bid price as of the time net asset value is determined on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as the institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Fund uses such a valuation model, the value assigned to the Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Funds to a significant extent.

Money Market Funds

     Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

     Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     The following is a summary of the valuation inputs used as of January 31, 2012 in valuing the Funds’ and Portfolios’ investments based upon the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Growth Fund
Investment Securities:
Affiliated Portfolio(a)	$-	$73,325,190	$-	$73,325,190
Total Investment Securities	$-	$73,325,190	$-	$73,325,190

Opportunity Fund
Investment Securities:
Affiliated Portfolio(a)	$-	$130,932,924	$-	$130,932,924
Total Investment Securities	$-	$130,932,924	$-	$130,932,924

New York Tax-Free Money Market Fund
Investment Securities(a):
Variable Rate Demand Notes	$-	$323,355,000	$-	$323,355,000
Municipal Bonds	-	102,336,479	-	102,336,479
Total Investment Securities	$-	$425,691,479	$-	$425,691,479

Prime Money Market Fund
Investment Securities(a):
Certificates of Deposit	$-	$1,721,419,908	$-	$1,721,419,908
Commercial Paper and Notes	-	2,871,070,638	-	2,871,070,638
Corporate Obligations	-	381,313,935	-	381,313,935
Repurchase Agreements	-	495,000,000	-	495,000,000
Time Deposits	-	453,000,000	-	453,000,000
U.S. Treasury Obligations	-	580,008,739	-	580,008,739
Variable Rate Demand Notes	-	113,715,000	-	113,715,000
Yankee Dollars	-	118,560,528	-	118,560,528
Total Investment Securities	$-	$6,734,088,748	$-	$6,734,088,748

Tax-Free Money Market Fund
Investment Securities(a):
Variable Rate Demand Notes	$-	$116,555,000	$-	$116,555,000
Commercial Paper and Notes	-	2,000,000	-	2,000,000
Municipal Bonds	-	17,349,206	-	17,349,206
Total Investment Securities	$-	$135,904,206	$-	$135,904,206

U.S. Government Money Market Fund
Investment Securities(a):
U.S. Government and Government Agency Obligations	$-	$994,516,252	$-	$994,516,252
U.S. Treasury Obligations	-	496,845,429	-	496,845,429
Repurchase Agreements	-	2,640,000,000	-	2,640,000,000
Total Investment Securities	$-	$4,131,361,681	$-	$4,131,361,681

U.S. Treasury Money Market Fund
Investment Securities(a):
U.S. Treasury Obligations	$-	$2,404,327,642	$-	$2,404,327,642
Total Investment Securities	$-	$2,404,327,642	$-	$2,404,327,642

Aggressive Strategy Fund
Investment Companies:
Affiliated Investment Company	$70,809	$-	$-	$70,809
Affiliated Portfolios (b)	-	5,328,293	-	5,328,293
Unaffiliated Investment Companies	11,482,990	-	-	11,482,990
Exchange Traded Funds	1,324,143	-	-	1,324,143
Total Investment Companies	$12,877,942	$5,328,293	$-	$18,206,235

Balanced Strategy Fund
Investment Companies:
Affiliated Investment Companies	$4,646,247	$-	$-	$4,646,247
Affiliated Portfolios (b)	-	11,491,709	-	11,491,709
Unaffiliated Investment Companies	33,683,178	-	-	33,683,178
Exchange Traded Funds	4,361,070	-	-	4,361,070
Total Investment Companies	$42,690,495	$11,491,709	$-	$54,182,204

Moderate Strategy Fund
Investment Companies:
Affiliated Investment Companies	$4,996,785	$-	$-	$4,996,785
Affiliated Portfolios (b)	-	6,990,654	-	6,990,654
Unaffiliated Investment Companies	33,036,867	-	-	33,036,867
Exchange Traded Funds	2,761,307		-	2,761,307
Total Investment Companies	$40,794,959	$6,990,654	$-	$47,785,613

Conservative Strategy Fund
Investment Companies:
Affiliated Investment Companies	$2,182,880	$-	$-	$2,182,880
Affiliated Portfolios (b)	-	1,904,767	-	1,904,767
Unaffiliated Investment Companies	16,391,714	-	-	16,391,714
Exchange Traded Funds	633,741	-	-	633,741
Total Investment Companies	$19,208,335	$1,904,767	$-	$21,113,102

Emerging Markets Debt Fund
Investment Securities:
Yankee Dollars(c)	$-	$33,680,772	$-	$33,680,772
U.S. Treasury Obligations	-	775,992	-	775,992
Investment Company	995,223	-	-	995,223
Total Investment Securities	$995,223	$34,456,764	$-	$35,451,987
Other Financial Instruments:
Credit Default Swap Agreements	-	(2,902)	-	(2,902)
Forward Foreign Currency Contracts	-	50,257	-	50,257
Total Investments	$995,223	$34,504,119	$-	$35,499,342

Emerging Markets Local Debt Fund
Investment Securities:
Foreign Bonds(c)	$-	$13,728,506	$-	$13,728,506
Yankee Dollars(c)	-	1,600,210	-	1,600,210
Investment Company	10,175,004	-	-	10,175,004
Total Investment Securities	$10,175,004	$15,328,716	$-	$25,503,720
Other Financial Instruments:
Interest Rate Swap Agreements	-	24,025	-	24,025
Forward Foreign Currency Contracts	-	384,336	-	384,336
Written Interest Rate Swaptions	-	(1,192)	-	(1,192)
Total Investment Securities	$10,175,004	$15,735,885	$-	$25,910,889

Frontier Markets Fund
Investment Securities:
Common Stocks(b)
Georgia	$-	$244,823	$-	$244,823
Kazakhstan	313,229	568,800	-	882,029
All Other Common Stocks	11,297,699	-	-	11,297,699
Participatory Notes(c)	-	1,079,444	-	1,079,444
Preferred Stocks(c)	579,538	-	-	579,538
Investment Company	484,677	-	-	484,677
Exchanged Traded Fund	91,811	-	-	91,811
Rights	24	-	-	24
Total Investment Securities	$12,766,978	$1,893,067	$-	$14,660,045

Growth Portfolio
Investment Securities:
Common Stocks (a)	$92,830,661	$-	$-	$92,830,661
Investment Companies	826,355	-	-	826,355
	$93,657,016	$-	$-	$93,657,016

Opportunity Portfolio
Investment Securities:
Common Stocks (a)	$142,370,227	$-	$-	$142,370,227
Investment Company	7,937,977	-	-	7,937,977
Total Investment Securities	$150,308,204	$-	$-	$150,308,204

(a)	For detailed investment categorizations, see the accompanying Schedules of Portfolio Investments.
(b)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds’ master-feeder structure, the inputs used for valuing these instruments are categorized as Level 2.
(c)	For detailed country descriptions, see the accompanying Schedules of Portfolio Investments.

     The Trusts recognize significant transfers between fair value hierarchy levels at the reporting period end. The only significant transfers between Levels 1 and 2 as of January 31, 2012 are related to the use of the systematic valuation model to value foreign securities in the Frontier Markets Fund. For the period ended January 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

     In May 2011, the Financial Accounting Standards Board issued an Accounting Standards Update No. 2011-04 (“ASU 2011-04”), “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Adoption of ASU 2011-04 will have no effect on the net assets of the Funds. At this time, management is evaluating the impact of ASU 2011-04 on the financial statement disclosures.

4. Investment Risks:

     Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

     Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

     Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

5. Federal Income Tax Information:

     At January 31, 2012, the cost basis of securities (which excludes investments in Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

HSBC Funds Taxtable

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
New York Tax-Free Money Market Fund	$425,691,479	$-	$-	$-
Prime Money Market Fund	6,734,088,748	-	-	-
Tax-Free Money Market Fund	135,904,206	-	-	-
U.S. Government Money Market Fund	4,131,361,681	-	-	-
U.S. Treasury Money Market Fund	2,404,329,825	-	-	-
Aggressive Strategy Fund	13,155,462	307,569	(585,089)	(277,520)
Balanced Strategy Fund	43,718,080	831,168	(1,858,753)	(1,027,585)
Moderate Strategy Fund	41,567,990	677,191	(1,450,222)	(773,031)
Conservative Strategy Fund	19,438,058	236,878	(466,601)	(229,723)
Emerging Markets Debt Fund	34,317,146	1,534,028	(399,187)	1,134,841
Emerging Markets Local Debt Fund	25,997,218	296,839	(790,337)	(493,498)
Frontier Markets Fund	14,972,280	618,541	(930,776)	(312,235)
Growth Portfolio	71,595,864	22,871,472	(810,320)	22,061,152
Opportunity Portfolio	131,895,160	25,982,611	(7,569,567)	18,413,044

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 23, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 23, 2012

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	March 23, 2012